Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams

NEW YORK VALUE (NNY)

NEW YORK PERFORMANCE PLUS (NNP)

NEW YORK INVESTMENT
QUALITY (NQN)

NEW YORK SELECT QUALITY (NVN)

NEW YORK QUALITY INCOME (NUN)

INSURED NEW YORK PREMIUM
INCOME (NNF)


SEMIANNUAL REPORT/MARCH 31, 1997

Photographic image of couple walking on beach.

         CONTENTS

  3  Dear shareholder
  5  Answering your questions
  9  Fund performance
 12  Commonly used terms
 14  Shareholder meeting report
 19  Portfolio of investments
 64  Statement of net assets
 66  Statement of operations
 68  Statement of changes in net assets
 71  Notes to financial statements
 82  Financial highlights

Dear shareholder

     "Shareholders continue to enjoy very attractive yields generated by portfolios of quality bonds."

Photographic image of headshot of Chairman and Chief Executive Officer of Nuveen.

     It's a pleasure to have this opportunity to report to you on the performance of Nuveen's New York exchange-traded funds. Over the past year, shareholders in these funds have continued to enjoy very attractive yields generated by portfolios of quality bonds, which provided investors with attractive income and favorable performance in variable markets. To safeguard our shareholders' interests, Nuveen continues to work to find ways to protect this level of income through changing market conditions.

     As of March 31, 1997, shareholders in the New York funds were receiving annual tax-free yields on net asset value that ranged from 6.09% to 6.48%. To match these attractive yields, investors in the combined 40.5% federal and New York state income tax bracket would have had to earn at least 10.23% on taxable alternatives.

     As the New York funds met their goal of income stability, they also maintained credit quality while moderating the effects of market volatility. The net asset value per share of the average New York fund has closely followed the movement of the Lehman Municipal Bond Index over the past year. During this period, the funds generated total returns, including reinvested dividends and capital gains (if any) and changes in net asset value, of 4.81% to 6.04%, equivalent to taxable total returns of 9.20% to 10.11% for investors in the 31% tax bracket. This level of performance gains added significance when viewed in the context of the 1996 bond market, which underwent a mid-year decline followed by a post-election rally to end the year slightly lower than where it began.

     Over the past year, Nuveen has made meaningful expansions to the range of investment options that we offer to our shareholders, as we continue to help investors keep more of what they earn. As part of this effort, we have added a new equity fund, which is designed to offer prudent investors superior market performance with less risk than the overall stock market, as well as two balanced mutual funds, each designed to give investors the combination of performance potential and a measure of downside protection that comes from a carefully assembled balance of stocks and bonds.

     In addition, we have increased the range of investment solutions available to our investors by acquiring Flagship Resources Inc., a highly regarded provider of fixed-income mutual funds. The resulting selection of municipal bond funds is the broadest available.

     For more complete information regarding Nuveen investment products, including charges and expenses, call Nuveen at 1-800-257-8787 or contact your investment adviser for a prospectus. Please read the information carefully before you invest.

     In all our efforts, our focus continues to be on understanding the goals of Nuveen investors and providing the investments you need to achieve wealth preservation, dependable income, and long-term asset growth. We thank you for your continued confidence in Nuveen and our family of investments, and we look forward to continuing to serve your investment needs in the future.

Sincerely,



Timothy R. Schwertfeger
Chairman of the Board
May 15, 1997

Answering your questions

Tom Spalding, head of Nuveen's portfolio management team, reviews the general municipal market and the New York market and offers insights into the strategies Nuveen uses to manage the funds

How would you summarize the bond market over the past 12 months?

Over the past year, a steady stream of mixed economic reports resulted in conflicting interest rate and inflation forecasts, which caused investors to view the markets with alternating enthusiasm and uncertainty. In the third quarter of 1996, evidence of an economic slow down, the strong U.S. dollar, and lack of infla tionary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period. In early 1997, talk of inflation re-emerged, and the markets have kept a close eye on the Federal Reserve to see how seriously it regards such talk.

     Throughout much of the year, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Some investors, concerned about a potential stock market correction, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. These events affected demand for bond issues of all types during the past 12 months.

     Even with relative stability, the Federal Reserve has continued to play a role in bond market performance. The Fed altered interest rates only once in 1996, at the very beginning of the year, but anticipation of further moves has kept the markets restless. With one rate increase approved already this year, the concern about potential changes in monetary policy--and the effect of such changes on the markets--continues in 1997.

What strategies did you use to add value during this market?

The fluctuations of 1996 created specific inefficiencies in the market, enabling Nuveen to uncover and take advantage of price discrepancies to improve fund portfolios. For example, we were able to enhance the durability of the funds' dividends by purchasing bonds with longer call protection. These bonds were priced similarly to those with shorter calls as interest rates began to rise in 1996, creating a value investing opportunity. The bonds then appreciated in value more than shorter-call bonds as rates moved down during the year.

What role does research play in helping you manage the funds?

As an integral part of our portfolio management strategy, the Nuveen
Research department provides portfolio managers with objective appraisals of the creditworthiness of new municipal issues, while maintaining surveillance of the credit performance for all portfolio holdings. To track individual holdings, each Nuveen Research analyst is responsible for a specific surveillance portfolio, which is defined in terms of geography and sector (e.g., healthcare, hous ing). Specialization by sector enables our Research teams to focus their credit quality evaluation efforts and complement the vantage point of each portfolio manager.

What is the current status of New York's municipal market?

1997 is shaping up as an eventful year in the New York municipal marketplace. Deregulation in both the healthcare and electric utility industries is expected to lead to lower costs and some fluctuations in relative credit quality. Figuring prominently in this development is the proposed partial takeover of Long Island Lighting's assets by the state of New York, which would sell $7.2 billion in tax-exempt bonds. This sale, which would be the largest municipal bond issue in U.S. history, could temporarily depress prices in the New York bond market.

     Another interesting development will be the creation of the New York City Transitional Finance Authority as a new financing mechanism for New York City, which has reached its debt limit for general obligation bonds.

     Many challenges lie ahead for New York bond holders, including the long-term effects of welfare reform and lingering economic problems in upstate and western New York cities. On the positive side, New York City is projected to have a budget surplus at the end of this fiscal year, due to greater-than-expected tax revenues from the expanding financial services industry.

What is the current economic outlook?

A look at the current environment shows continued economic growth characterized by low unemployment, increased manufacturing and construction activity, and lack of price pressure at the consumer and producer levels. Although inflation remains at the same subdued levels it has exhibited over the past six years, the strength of the current economic expansion encouraged the Federal Reserve to make a preemptive strike against inflation's potential return by raising short-term interest rates by 0.25% at the end of March, the first increase since February 1995.

     While the bond market had already anticipated and discounted much of the impact of this tightening, the Fed's action touched off increased volatility in the equity market that--in combination with the attractive yields currently available--enhanced interest in municipal bonds on the part of investors looking to move out of stocks. We believe that we will continue to find value in the municipal market over the next 12 months, while limiting volatility.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

NUVEEN NEW YORK MUNICIPAL VALUE FUND, INC.
NNY

Common shareholders received a capital gains distribution and nine months of stable, tax-free dividends following a modest reduction in July 1996 due to bond calls. The Fund also paid shareholders a capital gains distribution in December.

12 MONTH DIVIDEND HISTORY

Date        Monthly Dividends    Supplemental Dividends    Capital Gains
 4/11/96    $0.0560
 5/13/96    $0.0560
 6/12/96    $0.0560
 7/11/96    $0.0530
 8/13/96    $0.0530
 9/11/96    $0.0530
10/10/96    $0.0530
11/13/96    $0.0530
12/11/96    $0.0530                                        0.0076
 1/13/97    $0.0530
 2/12/97    $0.0530
 3/12/97    $0.0530

FUND HIGHLIGHTS 3/31/97
Yield                                      6.20%
Taxable-equivalent yield                  10.42%
Annual total return on NAV                 4.81%
Taxable-equivalent total return            9.20%
Share price                               $10.25
NAV                                       $10.13
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC.
NNP

After more than 16 months at its previous rate, the Fund's monthly tax-free dividend was reduced as older, higher coupon bonds were replaced with bonds yielding today's rates.
12 MONTH DIVIDEND HISTORY

Date        Monthly Dividends    Supplemental Dividends    Capital Gains
 4/11/96    $0.0940
 5/13/96    $0.0940
 6/12/96    $0.0940
 7/11/96    $0.0940
 8/13/96    $0.0925
 9/11/96    $0.0925
10/10/96    $0.0925
11/13/96    $0.0925
12/11/96    $0.0925
 1/13/97    $0.0925
 2/12/97    $0.0925
 3/12/97    $0.0925

  FUND HIGHLIGHTS 3/31/97
Yield                                      6.48%
Taxable-equivalent yield                  10.89%
Annual total return on NAV                 4.96%
Taxable-equivalent total return            9.78%
Share price                              $17.125
NAV                                       $15.94

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN NEW YORK INVESTMENT QUALITY MUNICIPAL FUND, INC.
NQN


The Fund's monthly tax-free dividend was increased during the 12 months ended March 31, 1997. Common shareholders continue to benefit from the Fund's leveraged structure. In addition, the Fund paid shareholders a capital gains distribution in December.

12 MONTH DIVIDEND HISTORY
Date        Monthly Dividends    Supplemental Dividends    Capital Gains
 4/11/96    $0.0875
 5/13/96    $0.0875
 6/12/96    $0.0875
 7/11/96    $0.0875
 8/13/96    $0.0875
 9/11/96    $0.0875
10/10/96    $0.0875
11/13/96    $0.0890
12/11/96    $0.0890                                        0.0241
 1/13/97    $0.0890
 2/12/97    $0.0890
 3/12/97    $0.0890

FUND HIGHLIGHTS 3/31/97
Yield                                      6.42%
Taxable-equivalent yield                  10.79%
Annual total return on NAV                 4.89%
Taxable-equivalent total return            9.54%
Share price                              $16.625
NAV                                       $15.64

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN NEW YORK SELECTQUALITY MUNICIPAL FUND, INC.
NVN

Common shareholders received eight months of stable, tax-free dividends following a modest reduction in August 1996 due to bond calls. In addition, the Fund paid shareholders a capital gains distribution in December.

12 MONTH DIVIDEND HISTORY
Date        Monthly Dividends    Supplemental Dividends    Capital Gains
 4/11/96    $0.0840
 5/13/96    $0.0840
 6/12/96    $0.0840
 7/11/96    $0.0840
 8/13/96    $0.0825
 9/11/96    $0.0825
10/10/96    $0.0825
11/13/96    $0.0825
12/11/96    $0.0825                                        0.0125
 1/13/97    $0.0825
 2/12/97    $0.0825
 3/12/97    $0.0825

FUND HIGHLIGHTS 3/31/97
Yield                                      6.24%
Taxable-equivalent yield                  10.49%
Annual total return on NAV                 5.31%
Taxable-equivalent total return            9.74%
Share price                              $15.875
NAV                                       $15.57

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC.
NUN

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends. The Fund also paid shareholders a capital gains distribution in December.


12 MONTH DIVIDEND HISTORY

Date        Monthly Dividends    Supplemental Dividends    Capital Gains
 4/11/96    $0.0780
 5/13/96    $0.0780
 6/12/96    $0.0780
 7/11/96    $0.0780
 8/13/96    $0.0780
 9/11/96    $0.0780
10/10/96    $0.0780
11/13/96    $0.0780
12/11/96    $0.0780                                        0.0291
 1/13/97    $0.0780
 2/12/97    $0.0780
 3/12/97    $0.0780

FUND HIGHLIGHTS 3/31/97
Yield                                      6.14%
Taxable-equivalent yield                  10.32%
Annual total return on NAV                 5.46%
Taxable-equivalent total return            9.76%
Share price                               $15.25
NAV                                       $15.08

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN INSURED NEW YORK PREMIUM INCOME MUNICIPAL FUND, INC.
NNF
In keeping with the Fund's goal of providing attractive, dependable tax-free income, the Fund's monthly dividend was increased in August.

12 MONTH DIVIDEND HISTORY

Date        Monthly Dividends    Supplemental Dividends    Capital Gains
 4/11/96    $0.0665
 5/13/96    $0.0665
 6/12/96    $0.0665
 7/11/96    $0.0665
 8/13/96    $0.0685
 9/11/96    $0.0685
10/10/96    $0.0685
11/13/96    $0.0685
12/11/96    $0.0685
 1/13/97    $0.0685
 2/12/97    $0.0685
 3/12/97    $0.0685
FUND HIGHLIGHTS 3/31/97
Yield                                      6.09%
Taxable-equivalent yield                  10.24%
Annual total return on NAV                 6.04%
Taxable-equivalent total return           10.11%
Share price                               $13.50
NAV                                       $14.01

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

Commonly used terms

Yield
An exchange-traded fund's annualized monthly dividend on a given date divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given federal and state income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, the combined tax rate is assumed to be 40.5% for New York shareholders, based on 1997 incomes of $124,650-$271,050 for investors filing singly, $151,750-$271,050 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by a fund, minus any liabilities. The NAV per share is the fund's net assets divided by the total number of common shares outstanding.

Total return on NAV

The percentage change in a fund's NAV per share, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return

The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated total return on NAV.

Leverage

A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the fund's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.



Each Fund intends to repurchase shares of its own common or preferred stock
(if applicable) in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 6-month period ended March 31, 1997. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

SHAREHOLDER MEETING REPORT

On November 21, 1996, the following Nuveen Exchange-Traded Funds held an
Annual Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds and to ratify selection of Ernst & Young L.L.P. as the auditors for the Funds. The directors elected at the meeting include: Lawrence
H. Brown, Anthony T. Dean, Anne E. Impellizzeri, Peter R. Sawers, Margaret K.
Rosenheim, and Timothy R. Schwertfeger.

                                        NNY                                 NNP
                                                         Preferred    Preferred     Preferred
                                  Common      Common       Shares       Shares        Shares
                                  Shares      Shares      Series-M     Series-W      Series-F
---------------------------------------------------------------------------------------------
   APPROVAL OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:
   Lawrence H. Brown
      For                            --     12,434,757        1,544        1,978          556
      Withhold                       --        169,657           18         --           --
                               ----------   ----------   ----------   ----------   ----------
        Total                        --     12,604,414        1,562        1,978          556
                               ==========   ==========   ==========   ==========   ==========
   Anthony T. Dean
      For                      12,592,136   12,434,757        1,544        1,978          556
      Withhold                    249,856      169,657           18         --           --
                               ----------   ----------   ----------   ----------   ----------
        Total                  12,841,992   12,604,414        1,562        1,978          556
                               ==========   ==========   ==========   ==========   ==========
   Anne E. Impellizzeri
      For                      12,593,677   12,432,221        1,544        1,978          556
      Withhold                    248,315      172,193           18         --           --
                               ----------   ----------   ----------   ----------   ----------
        Total                  12,841,992   12,604,414        1,562        1,978          556
                               ==========   ==========   ==========   ==========   ==========
   Peter R. Sawers
      For                            --     12,433,757        1,544        1,978          556
      Withhold                       --        170,657           18         --           --
                               ----------   ----------   ----------   ----------   ----------
        Total                        --     12,604,414        1,562        1,978          556
                               ==========   ==========   ==========   ==========   ==========
   Margaret K. Rosenheim
      For                            --           --          1,544        1,978          556
      Withhold                       --           --             18         --           --
                               ----------   ----------   ----------   ----------   ----------
        Total                        --           --          1,562        1,978          556
                               ==========   ==========   ==========   ==========   ==========
   Timothy R. Schwertfeger
      For                            --           --          1,544        1,978          556
      Withhold                       --           --             18         --           --
                               ----------   ----------   ----------   ----------   ----------
        Total                        --           --          1,562        1,978          556
                               ==========   ==========   ==========   ==========   ==========
   RATIFICATION OF AUDITORS
   WAS REACHED AS FOLLOWS:
      For                      12,567,512   12,256,548        1,552        1,910          541
      Against                      64,746       82,665            6           60            4
      Abstain                     209,734      265,201            4            8           11
                               ----------   ----------   ----------   ----------   ----------
        Total                  12,841,992   12,604,414        1,562        1,978          556
                               ==========   ==========   ==========   ==========   ==========
                                                 NQN
                                           Preferred      Preferred
                                 Common       Shares        Shares
                                 Shares      Series-T      Series-F
-------------------------------------------------------------------
   APPROVAL OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:
   Lawrence H. Brown
      For                      15,069,119        2,307        2,322
      Withhold                    238,681           14           20
                               ----------   ----------   ----------
        Total                  15,307,800        2,321        2,342
                               ==========   ==========   ==========
   Anthony T. Dean
      For                      15,068,053        2,307        2,322
      Withhold                    239,747           14           20
                               ----------   ----------   ----------
        Total                  15,307,800        2,321        2,342
                               ==========   ==========   ==========
   Anne E. Impellizzeri
      For                      15,063,719        2,307        2,322
      Withhold                    244,081           14           20
                               ----------   ----------   ----------
        Total                  15,307,800        2,321        2,342
                               ==========   ==========   ==========
   Peter R. Sawers
      For                      15,069,119        2,307        2,322
      Withhold                    238,681           14           20
                               ----------   ----------   ----------
        Total                  15,307,800        2,321        2,342
                               ==========   ==========   ==========
   Margaret K. Rosenheim
      For                            --          2,307        2,322
      Withhold                       --             14           20
                               ----------   ----------   ----------
        Total                        --          2,321        2,342
                               ==========   ==========   ==========
   Timothy R. Schwertfeger
      For                            --          2,307        2,322
      Withhold                       --             14           20
                               ----------   ----------   ----------
        Total                        --          2,321        2,342
                               ==========   ==========   ==========
   RATIFICATION OF AUDITORS
   WAS REACHED AS FOLLOWS:
      For                      14,958,465        2,309        2,133
      Against                      84,011            5         --
      Abstain                     265,323            7          209
                               ----------   ----------   ----------
        Total                  15,307,799        2,321        2,342
                               ==========   ==========   ==========
   APPROVAL OF AMENDMENTS
   TO PREFERRED STOCK WAS
   REACHED AS FOLLOWS:
      For                       7,186,625        2,299        1,672
      Against                     184,533            3           55
      Abstain                     531,409           52          543
      Broker Non-Vote           7,405,233         --           --
                               ----------   ----------   ----------
        Total                  15,307,800        2,354        2,270
                               ==========   ==========   ==========
                                                NVN
                                          Preferred   Preferred
                               Common       Shares       Shares
                               Shares      Series-W    Series-Th
-----------------------------------------------------------------
   APPROVAL OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:
   Lawrence H. Brown
      For                      20,226,622        2,298        3,516
      Withhold                    299,466            2           14
                               ----------   ----------   ----------
        Total                  20,526,088        2,300        3,530
                               ==========   ==========   ==========
   Anthony T. Dean
      For                      20,224,962        2,298        3,516
      Withhold                    301,126            2           14
                               ----------   ----------   ----------
        Total                  20,526,088        2,300        3,530
                               ==========   ==========   ==========
   Anne E. Impellizzeri
      For                      20,226,472        2,298        3,516
      Withhold                    299,616            2           14
                               ----------   ----------   ----------
        Total                  20,526,088        2,300        3,530
                               ==========   ==========   ==========
   Peter R. Sawers
      For                      20,227,713        2,298        3,516
      Withhold                    298,375            2           14
                               ----------   ----------   ----------
        Total                  20,526,088        2,300        3,530
                               ==========   ==========   ==========
   Margaret K. Rosenheim
      For                            --          2,298        3,516
      Withhold                       --              2           14
                               ----------   ----------   ----------
        Total                        --          2,300        3,530
                               ==========   ==========   ==========
   Timothy R. Schwertfeger
      For                            --          2,298        3,516
      Withhold                       --              2           14
                               ----------   ----------   ----------
        Total                        --          2,300        3,530
                               ==========   ==========   ==========
   RATIFICATION OF AUDITORS
   WAS REACHED AS FOLLOWS:
      For                      20,021,936        2,258        3,481
      Against                     175,014           42            4
      Abstain                     329,138         --             45
                               ----------   ----------   ----------
        Total                  20,526,088        2,300        3,530
                               ==========   ==========   ==========
   APPROVAL OF AMENDMENTS
   TO PREFERRED STOCK WAS
   REACHED AS FOLLOWS:
      For                       9,363,964        2,140        3,167
      Against                     258,014           35           10
      Abstain                     752,978          139          282
      Broker Non-Vote          10,151,132         --           --
                               ----------   ----------   ----------
        Total                  20,526,088        2,314        3,459
                               ==========   ==========   ==========
                                                    NUN
                                          Preferred    Preferred    Preferred
                               Common       Shares       Shares        hares
                               Shares      Series-M     Series-W    Series-Th
------------------------------------------------------------------------------
   APPROVAL OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:
   Lawrence H. Brown
      For                      21,102,268        1,973        2,107        2,318
      Withhold                    393,854           87            7         --
                               ----------   ----------   ----------   ----------
        Total                  21,496,122        2,060        2,114        2,318
                               ==========   ==========   ==========   ==========
   Anthony T. Dean
      For                      21,100,268        1,973        2,107        2,318
      Withhold                    395,854           87            7         --
                               ----------   ----------   ----------   ----------
        Total                  21,496,122        2,060        2,114        2,318
                               ==========   ==========   ==========   ==========
   Anne E. Impellizzeri
      For                      21,096,768        1,973        2,107        2,318
      Withhold                    399,354           87            7         --
                               ----------   ----------   ----------   ----------
        Total                  21,496,122        2,060        2,114        2,318
                               ==========   ==========   ==========   ==========
   Peter R. Sawers
      For                      21,102,618        1,973        2,107        2,318
      Withhold                    393,504           87            7         --
                               ----------   ----------   ----------   ----------
        Total                  21,496,122        2,060        2,114        2,318
                               ==========   ==========   ==========   ==========
   Margaret K. Rosenheim
      For                            --          1,973        2,107        2,318
      Withhold                       --             87            7         --
                               ----------   ----------   ----------   ----------
        Total                        --          2,060        2,114        2,318
                               ==========   ==========   ==========   ==========
   Timothy R. Schwertfeger
      For                            --          1,973        2,107        2,318
      Withhold                       --             87            7         --
                               ----------   ----------   ----------   ----------
        Total                        --          2,060        2,114        2,318
                               ==========   ==========   ==========   ==========
   RATIFICATION OF AUDITORS
   WAS REACHED AS FOLLOWS:
      For                      20,862,189        1,996        2,109        2,315
      Against                     154,955         --              2         --
      Abstain                     478,978           64            3            3
                               ----------   ----------   ----------   ----------
        Total                  21,496,122        2,060        2,114        2,318
                               ==========   ==========   ==========   ==========
   APPROVAL OF AMENDMENTS
   TO PREFERRED STOCK WAS
   REACHED AS FOLLOWS:
      For                       9,803,817        1,909        2,071        2,097
      Against                     321,448           92           20          161
      Abstain                     744,660           39           23           30
      Broker Non-Vote          10,626,197         --           --           --
                               ----------   ----------   ----------   ----------
        Total                  21,496,122        2,040        2,114        2,288
                               ==========   ==========   ==========   ==========
                                       NNF
                                    Preferred       Preferred
                             Common       Shares      Shares
                             Shares    Series-M      Series-T
-------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
Lawrence H. Brown
   For                      7,512,692       1,267       1,249
   Withhold                   110,591          28        --
                            ---------   ---------   ---------
     Total                  7,623,283       1,295       1,249
                            =========   =========   =========
Anthony T. Dean
   For                      7,514,644       1,267       1,249
   Withhold                   108,639          28        --
                            ---------   ---------   ---------
     Total                  7,623,283       1,295       1,249
                            =========   =========   =========
Anne E. Impellizzeri
   For                      7,514,362       1,267       1,249
   Withhold                   108,921          28        --
                            ---------   ---------   ---------
     Total                  7,623,283       1,295       1,249
                            =========   =========   =========
Peter R. Sawers
   For                      7,512,692       1,267       1,249
   Withhold                   110,591          28        --
                            ---------   ---------   ---------
     Total                  7,623,283       1,295       1,249
                            =========   =========   =========
Margaret K. Rosenheim
   For                           --         1,267       1,249
   Withhold                      --            28        --
                            ---------   ---------   ---------
     Total                       --         1,295       1,249
                            =========   =========   =========
Timothy R. Schwertfeger
   For                           --         1,267       1,249
   Withhold                      --            28        --
                            ---------   ---------   ---------
     Total                       --         1,295       1,249
                            =========   =========   =========
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
   For                      7,495,097       1,264       1,248
   Against                     40,194           3           1
   Abstain                     87,991          28        --
                            ---------   ---------   ---------
     Total                  7,623,282       1,295       1,249
                            =========   =========   =========
APPROVAL OF AMENDMENTS
TO PREFERRED STOCK WAS
REACHED AS FOLLOWS:
   For                           --          --          --
   Against                       --          --          --
   Abstain                       --          --          --
   Broker Non-Vote               --          --          --
                            ---------   ---------   ---------
     Total                       --          --          --
                            =========   =========   =========

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK MUNICIPAL VALUE FUND, INC. (NNY)
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
                   Certificates of Participation, The State of New York,
                    Commissioner of the Office of Mental Health of the
                    State of New York:
     $ 1,000,000    8.250%, 9/01/07                                         Baa1      9/97 at 102     $ 1,034,440
       3,000,000    8.300%, 9/01/12                                         Baa1      9/97 at 102       3,104,820
       4,000,000   Dormitory Authority of the State of New York,
                    Judicial Facilities Lease Revenue Bonds (Suffolk
                    County Issue) Series 1986, 7.375%, 7/01/16               Aaa     No Opt. Call       4,782,840
       5,000,000   Dormitory Authority of the State of New York Bonds,
                    Upstate Community Colleges, 1987 Issue,
                    8.125%, 7/01/17 (Pre-refunded to 7/01/97)                Aaa      7/97 at 102       5,153,000
       1,000,000   Dormitory Authority of the State of New York, City
                    University Refunding Bonds, 1988A Issue,
                    8.200%, 7/01/12                                         Baa1      7/98 at 102       1,064,180
       1,000,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities Revenue Bonds,
                    Series 1990A, 7.400%, 5/15/01                           Baa1      5/00 at 102       1,076,300
         250,000   Dormitory Authority of the State of New York,
                    Judicial Facilities Lease Revenue Bonds (Suffolk
                    County Issue), Series 1991A, 9.500%, 4/15/14            Baa1 4/97 at 115 20/32        291,688
       1,000,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Second General
                    Resolution Revenue Bonds, Series 1993A,
                    5.750%, 7/10/18                                         Baa1     No Opt. Call         971,840
       2,000,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Revenue Bonds,
                    Series 1993F, 5.000%, 7/01/20                           Baa1      7/03 at 100       1,694,360
       1,000,000   Dormitory Authority of the State of New York, Court
                    Facilities Lease Revenue Bonds (The City of
                    New York Issue), Series 1993A, 5.700%, 5/15/22          Baa1  5/03 at 101 1/2         931,270
       2,000,000   Dormitory Authority of the State of New York,
                    German Masonic Home Corporation, FHA Insured
                    Mortgage Revenue Bonds, Series 1996,
                    5.950%, 8/01/26                                           AA      8/06 at 102       1,960,400
       1,000,000   New York Local Government Assistance Corporation,
                    New York, Series 1991B, 7.500%, 4/01/20
                    (Pre-refunded to 4/01/01)                                Aaa      4/01 at 102       1,120,560
       1,000,000   New York Medical Care Facilities Finance Agency,
                    Mental Health Services Facilities Improvement
                    Revenue Bonds, 1992 Series A, 6.375%, 8/15/17            Aaa     12/02 at 102       1,038,140
       1,000,000   New York State Energy Research and Development
                    Authority, Electric Facilities Revenue Bonds,
                    Series 1991A (Consolidated Edison Company of
                    New York, Inc. Project), 7.500%, 1/01/26
                    (Alternative Minimum Tax)                                 A1      1/00 at 101       1,066,140
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 1,000,000   New York State Energy Research and Development
                    Authority, Gas Facilities Revenue Bonds, Series C
                    (The Brooklyn Union Gas Company Project),
                    5.600%, 6/01/25 (Alternative Minimum Tax)                Aaa      7/03 at 102      $  937,490
       4,000,000   New York State Energy Research and Development
                    Authority, Pollution Control Revenue Bonds
                    (Central Hudson Gas & Electric Corporation
                    Projects), Series C, 8.375%, 12/01/28
                    (Alternative Minimum Tax)                                 A-     12/98 at 102       4,300,600
       4,500,000   New York State Energy Research and Development
                    Authority, Pollution Control Revenue Bonds,
                    Series C, (Rochester Gas and Electric Corporation
                    Project), 8.375%, 12/01/28 (Alternative
                    Minimum Tax)                                            Baa1     12/98 at 102       4,817,115
       1,425,000   New York State Environmental Facilities Corporation,
                    Water Facilities Revenue Bonds, Series 1992
                    (The New Rochelle Water Company Project),
                    6.400%, 12/01/24 (Alternative Minimum Tax)                 A      6/02 at 102       1,468,106
       1,000,000   New York State Housing Finance Agency, State
                    University Construction Refunding Bonds, 1988
                    Series A, 8.100%, 11/01/10
                    (Pre-refunded to 11/01/98)                               Aaa     11/98 at 102       1,080,370
       1,000,000   New York State Housing Finance Agency, H.E.L.P-
                    Suffolk Housing Revenue Bonds, 1989 Series A,
                    8.100%, 11/01/05                                         Baa     11/99 at 100       1,049,970
                   New York State Housing Finance Agency, Health
                    Facilities Revenue Bonds (New York City), 1990
                    Series A Refunding:
       4,145,000    8.000%, 11/01/08 (Pre-refunded to 11/01/00)              Aaa     11/00 at 102       4,673,695
         855,000    8.000%, 11/01/08                                        BBB+     11/00 at 102         946,964
       1,000,000   New York State Housing Finance Agency, Service
                    Contract Obligation Revenue Bonds, 1994 Series A,
                    6.375%, 9/15/14                                         Baa1      9/04 at 102       1,029,270
       2,475,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home Insured
                    Mortgage Revenue Bonds, 1987 Series A,
                    8.000%, 2/15/27 (Pre-refunded to 8/15/97)                 Aa      8/97 at 102       2,554,373
       4,980,000   New York State Medical Care Facilities Finance
                    Agency, Albany Medical Center Hospital Project
                    Revenue Bonds, 1987 Series A, 8.000%, 2/15/28            AAA      8/98 at 102       5,318,192
       5,000,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1987 Series A,
                    8.300%, 2/15/22 (Pre-refunded to 2/15/98)                AAA      2/98 at 102       5,287,400
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 1,000,000   New York State Medical Care Facilities Finance
                    Agency, Huntington Hospital Project Revenue
                    Bonds, 1987 Series A Refunding,
                    8.125%, 11/01/14 (Pre-refunded to 11/01/97)              Aaa     11/97 at 102     $ 1,044,440
       6,250,000   New York State Medical Care Facilities Finance
                    Agency, Hospital Insured Mortgage Revenue Bonds,
                    1987 Series A Refunding, 8.000%, 2/15/25
                    (Pre-refunded to 8/15/97)                                Aaa      8/97 at 102       6,470,375
       1,800,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home Insured
                    Mortgage Revenue Bonds, 1992 Series C,
                    6.550%, 8/15/12                                          AAA      8/02 at 102       1,878,246
                   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1987 Series A
                    Refunding:
       1,650,000    8.875%, 8/15/07 (Pre-refunded to 8/15/97)                Aaa      8/97 at 102       1,713,344
       1,850,000    8.875%, 8/15/07                                         Baa1      8/97 at 102       1,917,840
       3,200,000   New York State Medical Care Facilities Financing
                    Agency, Hospital and Nursing Home-FHA Insured
                    Mortgage Revenue Bonds, 1995 Series B,
                    6.250%, 2/15/15                                          AAA      8/05 at 102       3,294,464
       2,200,000   New York State Thruway Authority, Local Highway
                    and Bridge Service Contract Bonds, Series 1991,
                    6.000%, 1/01/11                                         Baa1      1/01 at 100       2,198,746
                   New York State Urban Development Corporation,
                    State Facilities Revenue Bonds, Series 1991:
       1,000,000    7.500%, 4/01/11 (Pre-refunded to 4/01/01)                Aaa      4/01 at 102       1,120,560
       1,000,000    7.500%, 4/01/20 (Pre-refunded to 4/01/01)                Aaa      4/01 at 102       1,120,560
       3,900,000   New York State Urban Development Corporation,
                    Correctional Capital Facilities Revenue Bonds,
                    1993 Refunding Series, 5.500%, 1/01/15                  Baa1      1/03 at 102       3,610,192
       1,000,000   New York State Urban Development Corporation,
                    State Facilities Revenue Bonds, 1995 Refunding
                    Series, 5.750%, 4/01/11                                 Baa1     No Opt. Call         989,120
       5,000,000   New York State Urban Development Corporation,
                    Project Revenue Bonds (Onondaga County
                    Convention Center), Series 1990, 7.875%, 1/01/20
                    (Pre-refunded to 1/01/01)                                Aaa      1/01 at 102       5,634,550
       1,000,000   Power Authority of the State of New York, General
                    Purpose Bonds, Series V, 8.000%, 1/01/17
                    (Pre-refunded to 1/01/98)                                AA-      1/98 at 102       1,050,160
         380,000   State of New York Mortgage Agency, Mortgage
                    Revenue Bonds, Eighth Series D, 8.375%, 10/01/17          Aa      1/98 at 102         383,127
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 1,500,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series HH-3,
                    7.950%, 4/01/22 (Alternative Minimum Tax)                 Aa      6/00 at 102     $ 1,578,945
       8,205,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series VV,
                    0.000%, 10/01/23 (Alternative Minimum Tax)                Aa 10/01 at 19 11/32      1,181,192
       2,955,000   Town of Babylon Industrial Development Agency
                    (New York), Resource Recovery Revenue Bonds,
                    Series 1985, Ogden Martin System of
                    Babylon, Inc. Project), 8.500%, 1/01/19
                    (Pre-refunded to 7/01/98)                                Aaa      7/98 at 103       3,200,590
         250,000   Battery Park City Authority, Revenue Refunding
                    Bonds, Series 1993A, Junior Revenue Refunding
                    Bonds, 5.800%, 11/01/22                                    A     11/03 at 102         238,623
       1,000,000   Town of Brookhaven Industrial Development Agency,
                    1988 Civic Facility Revenue Bonds, St. Joseph's
                    College, New York Civic Facility, 8.100%, 4/01/08          A      4/98 at 102       1,049,410
       2,500,000   Cattaraugus County, New York, Certificates of
                    Participation (Olean Office Facility Project),
                    Series 1988A, 8.500%, 8/01/09
                    (Pre-refunded to 8/01/98)                               BBB-      8/98 at 102       2,696,125
       1,000,000   City of Geneva Industrial Development Agency
                    (Ontario County, New York), 1991 Civic Facility
                    Revenue Bonds (Finger Lakes United Cerebral
                    Palsy, Inc. Civic Facility), 8.500%, 11/01/16            N/R     11/01 at 102       1,061,100
       1,000,000   Metropolitan Transportation Authority (New York),
                    Transit Facilities 1987 Service Contract Bonds,
                    Series 1, 8.500%, 7/01/17
                    (Pre-refunded to 7/01/97)                                Aaa      7/97 at 102       1,031,500
       2,000,000   Metropolitan Transportation Authority (New York),
                    Transit Facilities 1987 Service Contract Bonds,
                    Series 7, 4.750%, 7/01/19                               Baa1      7/03 at 100       1,630,500
       1,000,000   Metropolitan Transportation Authority, Transit
                    Facilities Revenue Bonds, Series J, 5.500%, 7/01/22      Aaa      7/02 at 100         940,860
       1,390,000   The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series B, 6.750%, 8/15/03                   Baa1     No Opt. Call       1,486,063
          25,000   The City of New York, General Obligation Bonds,
                    Fiscal 1992 Series C, 6.300%, 8/01/03                    Aaa  8/02 at 101 1/2          26,758
       1,135,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series D, 6.600%, 2/01/04                   Baa1     No Opt. Call       1,202,952
                   The City of New York, General Obligation Bonds,
                    Fiscal 1988 Series A:
       2,500,000    8.125%, 11/01/06 (Pre-refunded to 11/01/97)              Aaa 11/97 at 101 1/2       2,599,175
       2,500,000    8.500%, 11/01/11 (Pre-refunded to 11/01/97)              Aaa 11/97 at 101 1/2       2,604,400
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
      $   35,000   The City of New York, General Obligation Bonds,
                    Fiscal 1986 Series C, 8.500%, 8/01/12                   Baa1      8/00 at 100      $   35,920
       1,480,000   The City of New York, General Obligation Bonds,
                    Fiscal 1987 Series C, 7.000%, 2/01/15                   Baa1      2/00 at 100       1,510,680
       2,890,000   The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series 1, 5.875%, 3/15/18                   Baa1  3/06 at 101 1/2       2,740,038
                   The City of New York, General Obligation Bonds,
                    Fiscal 1991 Series D:
       1,655,000    9.500%, 8/01/02 (Pre-refunded to 8/01/01)               Baa1  8/01 at 101 1/2       1,981,134
       1,845,000    9.500%, 8/01/02                                         Baa1  8/01 at 101 1/2       2,162,561
         480,000   New York City Housing Development Corporation,
                    Mortgage Revenue Bonds (South Williamsburg
                    Cooperative), 1990 Series A, 7.900%, 2/01/23
                    (Alternative Minimum Tax)                                 Aa      2/00 at 102         507,250
       1,420,000   New York City Housing Development Corporation,
                    Mortgage Revenue Bonds (South Bronx
                    Cooperatives), 1990 Series A, 8.100%, 9/01/23
                    (Alternative Minimum Tax)                                 Aa      9/00 at 102       1,518,974
       1,500,000   New York City Housing Development Corporation,
                    Multi-Family Mortgage Revenue Bonds
                    (FHA Insured Mortgage Loan), 1993 Series A,
                    6.550%, 10/01/15                                         AAA      4/03 at 102       1,557,600
       3,750,000   New York City, New York, Municipal Water Finance
                    Authority, Water and Sewer System Revenue Bonds,
                    Fiscal 1988 Series A, 9.000%, 6/15/17
                    (Pre-refunded to 6/15/97)                                Aaa      6/97 at 102       3,864,188
       1,000,000   New York City, Municipal Water Finance Authority
                    (New York), Water and Sewer System Revenue
                    Bonds, Fiscal 1991 Series C, 7.750%, 6/15/20
                    (Pre-refunded to 6/15/01)                                Aaa  6/01 at 101 1/2       1,128,420
       2,600,000   New York City Industrial Development Agency,
                    Civic Facility Revenue Bonds (YMCA of Greater
                    New York Project), 8.000%, 8/01/16
                    (Pre-refunded to 8/01/01)                                Aaa      8/01 at 102       2,970,162
       1,000,000   New York City Industrial Development Agency,
                    Special Facility Revenue Bonds (1990 American
                    Airlines, Inc. Project), 8.000%, 7/01/20
                    (Alternative Minimum Tax)                               Baa2      1/99 at 102       1,061,260
       1,000,000   New York City Industrial Development Agency,
                    Special Facility Revenue Bonds, Series 1994,
                    (Terminal One Group Association, L.P. Project),
                    6.125%, 1/01/24 (Alternative Minimum Tax)                  A      1/04 at 102         980,560
       1,400,000   Newark-Wayne Community Hospital, Inc., Hospital
                    Revenue Improvement and Refunding Bonds,
                    Series 1993A, 7.600%, 9/01/15                            N/R      9/03 at 102       1,350,006
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 1,000,000   City of Niagara Falls, Niagara County, New York,
                    Water Treatment Plant (Serial) Bonds, 1994,
                    7.250%, 11/01/11 (Alternative Minimum Tax)               Aaa     No Opt. Call     $ 1,161,260
       2,000,000   St. Lawrence County Solid Waste Disposal Authority,
                    County of St. Lawrence, New York, Solid Waste
                    Disposal Revenue Bonds, Interim Disposal System,
                    Series 1987, 8.875%, 1/01/08
                    (Pre-refunded to 1/01/98)                                N/R      1/98 at 102       2,113,600
       2,000,000   Triborough Bridge and Tunnel Authority (New York),
                    General Purpose Revenue Bonds, Series L,
                    8.125%, 1/01/12                                           Aa      1/98 at 102       2,096,460
       1,275,000   Triborough Bridge and Tunnel Authority, New York,
                    Mortgage Recording Tax Special Obligation Bonds,
                    Series 1988A, 8.000%, 1/01/18
                    (Pre-refunded to 1/01/98)                                Aaa  1/98 at 101 1/2       1,332,946
-----------------------------------------------------------------------------------------------------------------
    $144,150,000   Total Investments - (cost $134,781,696) - 95.1%                                    143,780,459
================
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.4%
      $  600,000   The City of New York, General Obligation Bonds,
================
                    Fiscal 1995 Series B, Variable Rate Demand Bonds,
                    3.800%, 8/15/22+                                                       VMIG-1         600,000
-----------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 4.5%                                                 6,863,667
-----------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $151,244,126
                                                                                                     ============

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               29     $ 74,086,085             51%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3                9       12,830,881              9
  PORTFOLIO OF                        A+                     A1                1        1,066,140              1
  INVESTMENTS                      A, A-              A, A2, A3                5        8,037,299              6
  (EXCLUDING             BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3               26       43,235,348             30
  TEMPORARY                    Non-rated              Non-rated                3        4,524,706              3
  INVESTMENTS):
------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       73     $143,780,459            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC. (NNP)
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 3,420,000   Dormitory Authority of the State of New York,
                    College and University Revenue (Pooled Capital
                    Program), Series 1985, 7.800%, 12/01/05                  Aaa     12/98 at 102     $ 3,670,207
       3,970,000   Dormitory Authority of the State of New York,
                    United Health Services, Inc, FHA-Insured
                    Mortgage Revenue Bonds, Series 1989,
                    7.350%, 8/01/29                                          AAA      2/00 at 102       4,237,102
       2,360,000   Dormitory Authority of the State of New York,
                    State University Educational Facilities, Revenue
                    Bonds, Series 1989B, 5.000%, 5/15/18                    Baa1      5/00 at 100       2,012,797
      10,000,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Revenue Bonds,
                    Series 1990A, 7.625%, 7/01/20
                    (Pre-refunded to 7/01/00)                                Aaa      7/00 at 102      11,092,700
       6,850,000   Dormitory Authority of the State of New York,
                    Revenue Bonds, Department of Health of the
                    State of New York Issue, Series 1990,
                    7.700%, 7/01/20 (Pre-refunded to 7/01/00)                Aaa      7/00 at 102       7,613,844
       4,400,000   Dormitory Authority of the State of New York
                    Bonds, Upstate Community Colleges, 1990A
                    Issue, 7.600%, 7/01/20 (Pre-refunded to 7/01/00)        Baa1      7/00 at 102       4,860,548
       2,190,000   Dormitory Authority of the State of New York,
                    Vassar College, Revenue Bonds, Series 1990,
                    7.250%, 7/01/15                                          AAA      7/00 at 102       2,404,751
       2,000,000   Dormitory Authority of the State of New York,
                    City University System Consolidated, Second
                    General Resolution Revenue Bonds, Series 1990F,
                    7.875%, 7/01/17 (Pre-refunded to 7/01/00)                Aaa      7/00 at 102       2,232,500
       2,000,000   Dormitory Authority of the State of New York, City
                    University System Consolidated, Second General
                    Resolution Revenue Bonds, Series 1990F,
                    7.875%, 7/01/07 (Pre-refunded to 7/01/00)                Aaa      7/00 at 102       2,232,500
       2,000,000   Dormitory Authority of the State of New York,
                    St. Vincent's Hospital and Medical Center of
                    New York, FHA-Insured Mortgage Revenue Bonds,
                    Series 1991, 7.400%, 8/01/30                             AAA      8/01 at 102       2,196,080
       2,500,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1993A, 5.875%, 5/15/17                           Baa1      NoOpt. Call       2,470,750
                   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1989B:
       3,150,000    7.250%, 5/15/15 (Pre-refunded to 5/15/00)                Aaa      5/00 at 102       3,449,943
         350,000    7.250%, 5/15/15 (Pre-refunded to 5/15/00)                AAA      5/00 at 102         383,327
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 3,000,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Revenue Bonds,
                    Series 1993 B, 6.000%, 7/01/14                           Aaa     No Opt. Call     $ 3,133,020
                   Dormitory Authority of the State of New York, City
                    University System Consolidated Revenue Bonds,
                    Series 1993F:
       1,000,000    5.500%, 7/01/12                                         Baa1      7/03 at 102         949,440
       3,000,000    5.000%, 7/01/20                                         Baa1      7/03 at 100       2,541,540
       2,600,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1990B, 7.375%, 5/15/14
                    (Pre-refunded to 5/15/00)                                Aaa      5/00 at 102       2,856,932
       1,500,000   Dormitory Authority of the State of New York,
                    Court Facilities Lease Revenue Bonds (The City of
                    New York Issue), Series 1993 A, 5.375%, 5/15/16         Baa1  5/03 at 101 1/2       1,363,170
       1,000,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Second General
                    Resolution Revenue Bonds, Series 1995A,
                    5.375%, 7/01/14                                          Aaa      7/05 at 102         967,180
       3,000,000   New York Local Government Assistance Corporation,
                    Series 1991A Bonds, 7.250%, 4/01/18
                    (Pre-refunded to 4/01/01)                                Aaa      4/01 at 102       3,334,560
       8,000,000   New York Local Government Assistance Corporation,
                    New York, Series 1991B, 7.500%, 4/01/20
                    (Pre-refunded to 4/01/01)                                Aaa      4/01 at 102       8,964,480
                   New York Medical Care Facilities Finance Agency,
                    Mental Health Services Facilities Improvement
                    Revenue Bonds, 1991 Series D:
         810,000    7.400%, 2/15/18 (Pre-refunded to 2/15/02)               Baa1      2/02 at 102         910,877
          10,000    7.400%, 2/15/18                                         Baa1      2/02 at 102          10,890
       1,000,000   New York State Energy Research and Development
                    Authority, Electric Facilities Revenue Bonds,
                    Series 1986 A (Consolidated Edison Company of
                    New York, Inc. Project), 7.500%, 11/15/21
                    (Alternative Minimum Tax)                                 A1     11/98 at 100       1,022,030
       8,500,000   New York State Energy Research and Development
                    Authority, Electric Facilities Revenue Bonds,
                    Series 1989 A (Consolidated Edison Company of
                    New York, Inc. Project), 7.750%, 1/01/24
                    (Alternative Minimum Tax)                                 A1  1/98 at 101 1/2       8,790,275
       3,100,000   New York State Energy Research and Development
                    Authority, Electric Facilities Revenue Bonds,
                    Series 1990 A (Consolidated Edison Company of
                    New York, Inc. Project), 7.500%, 7/01/25
                    (Alternative Minimum Tax)                                 A1      7/99 at 101       3,289,038
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 1,000,000   New York State Energy Research and Development
                    Authority, Solid Waste Disposal Revenue Bonds
                    (New York State Electric and Gas Corporation
                    Project), 1993 Series A, 5.700%, 12/01/28
                    (Alternative Minimum Tax)                                Aaa     12/03 at 102       $ 948,800
       9,825,000   New York State Environmental Facilities
                    Corporation, State Water Pollution Control
                    Revolving Fund Revenue Bonds, Series 1990 A
                    (New York City Municipal Water Finance
                    Authority Project), 7.500%, 6/15/12                       Aa      6/00 at 102      10,755,329
       1,000,000   New York Environmental Facilities Corporation,
                    State Water Pollution Control, Revolving Fund
                    Revenue Bonds, Series 1991 A (New York City
                    Municipal Water Finance Authority Project),
                    7.250%, 6/15/10                                           Aa      6/01 at 102       1,104,350
       3,160,000   New York State Housing Finance Agency, Multi-
                    Family Housing Revenue Bonds (AMBAC
                    Insured Program), 1989 Series B,
                    7.550%, 11/01/29 (Alternative Minimum Tax)               Aaa     11/99 at 102       3,310,258
       1,585,000   New York State Housing Finance Agency, Multi-
                    Family Housing Revenue Bonds (Secured Mortgage
                    Program), 1992 Series A, 7.000%, 8/15/12
                    (Alternative Minimum Tax)                                 Aa      8/02 at 102       1,677,199
                   New York State Housing Finance Agency, Health
                    Facilities Revenue Bonds (New York City), 1990
                    Series A Refunding:
       4,560,000    8.000%, 11/01/08 (Pre-refunded to 11/01/00)              Aaa     11/00 at 102       5,141,628
         940,000    8.000%, 11/01/08                                        BBB+     11/00 at 102       1,041,106
       3,950,000   New York State Medical Care Facilities Finance
                    Agency, Albany Medical Center Hospital Project
                    Revenue Bonds, 1987 Series A, 8.000%, 2/15/28            AAA      8/98 at 102       4,218,245
       9,000,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1988 Series C,
                    7.700%, 2/15/22 (Pre-refunded to 8/15/98)                AAA      8/98 at 102       9,615,870
       4,000,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1987 Series A,
                    8.300%, 2/15/22 (Pre-refunded to 2/15/98)                AAA      2/98 at 102       4,229,920
       4,500,000   New York State Medical Care Facilities Finance
                    Agency, St. Luke's-Roosevelt Hospital Center
                    FHA-Insured Mortgage Revenue Bonds, 1989
                    Series B, 7.450%, 2/15/29 (Pre-refunded to 2/15/00)      Aaa      2/00 at 102       4,928,310
       1,295,000   New York State Medical Care Facilities Finance
                    Agency, Hospital Insured Mortgage Revenue Bonds,
                    1990 Series A, 7.700%, 2/15/25
                    (Pre-refunded to 8/15/00)                                Aaa      8/00 at 102       1,441,840
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
    $ 10,000,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1992 Series B,
                    6.200%, 8/15/22                                          AAA      8/02 at 102    $ 10,113,900
       4,500,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1992 Series C
                    (Mount Sinai Hospital), 5.750%, 8/15/19                  AAA      8/02 at 102       4,386,420
       1,145,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1989 Series A
                    (General Obligation Bonds), 7.800%, 2/15/19
                    (Pre-refunded to 2/15/99)                                Aaa      2/99 at 102       1,237,585
                   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1991 Series A:
       1,465,000    7.500%, 2/15/21 (Pre-refunded to 2/15/01)                Aaa      2/01 at 102       1,634,984
         535,000    7.500%, 2/15/21                                         Baa1      2/01 at 102         587,467
                   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1990 Series A:
       1,205,000    7.750%, 2/15/20 (Pre-refunded to 2/15/00)                Aaa      2/00 at 102       1,329,332
       1,195,000    7.750%, 2/15/20                                         Baa1      2/00 at 102       1,303,052
         665,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1990 Series B,
                    7.875%, 8/15/20                                         Baa1      8/00 at 102         735,184
       1,740,000   New York State Medical Care Facilities Finance
                    Agency (Mental Health Services),
                    7.875%, 8/15/20 (Pre-refunded to 8/15/00)                Aaa      8/00 at 102       1,945,842
       3,000,000   New York State Medical Care, Facilities Finance
                    Agency, FHA-Insured Mortgage Project Revenue
                    Bonds, 1995 Series C, 6.100%, 8/15/15                    AA+      2/06 at 102       3,034,200
       2,750,000   New York State Medical Care Facilities Financing
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1995 Series B,
                    6.250%, 2/15/15                                          AAA      8/05 at 102       2,831,180
       5,800,000   New York State Medical Care Facilities Financing
                    Agency, FHA-Insured Mortgage Project Revenue
                    Bonds, 1995 Series C, 6.250%, 8/15/15                     Aa      2/05 at 102       5,904,168
       1,500,000   New York State Thruway Authority, Local Highway
                    and Bridge Service Contract Bonds, Series 1993,
                    5.250%, 4/01/13                                         Baa1      4/03 at 102       1,376,640
       4,600,000   New York State Thruway Authority, Local Highway
                    and Bridge Service Contract Bonds, Series 1991,
                    6.000%, 1/01/11                                         Baa1      1/01 at 100       4,597,378
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 6,225,000   New York State Urban Development Corporation,
                    Correctional Facilities Revenue Bonds, Series G,
                    7.000%, 1/01/17 (Pre-refunded to 1/01/00)                Aaa      1/00 at 102     $ 6,735,450
                   New York State Urban Development Corporation,
                    Correctional Capital Facilities Revenue Bonds,
                    Series 1:
       4,000,000    7.750%, 1/01/14 (Pre-refunded to 1/01/00)                Aaa      1/00 at 102       4,403,680
       1,000,000    7.500%, 1/01/20 (Pre-refunded to 1/01/00)                Aaa      1/00 at 102       1,094,520
       1,000,000   New York State Urban Development Corporation,
                    Correctional Capital Facilities Revenue Bonds,
                    1993 Refunding Series, 5.500%, 1/01/15                  Baa1      1/03 at 102         925,690
       1,825,000   New York Environmental Facilities Corporation,
                    State Water Pollution Control, Revolving Fund
                    Revenue Bonds, Series 1994 D, (Pooled Loan Issue),
                    6.900%, 5/15/15                                          Aaa     11/04 at 102       2,061,228
       5,655,000   New York State Urban Development Corporation,
                    Project Revenue Bonds (Onondaga County
                    Convention Center), Series 1990, 7.875%, 1/01/20
                    (Pre-refunded to 1/01/01)                                Aaa      1/01 at 102       6,372,676
       4,500,000   New York State Urban Development Corporation,
                    Correctional Facilities Revenue Bonds,
                    Series 5, 5.500%, 1/01/25                                Aaa      1/05 at 102       4,258,170
       3,230,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series HH-4,
                    8.050%, 4/01/22 (Alternative Minimum Tax)                 Aa     10/00 at 102       3,396,894
       9,200,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series HH-3,
                    7.950%, 4/01/22 (Alternative Minimum Tax)                 Aa      6/00 at 102       9,684,196
       1,500,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series 30-C-1,
                    5.850%, 10/01/25 (Alternative Minimum Tax)                Aa     10/03 at 102       1,467,450
       1,645,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series SS,
                    7.950%, 10/01/22 (Alternative Minimum Tax)                Aa     10/00 at 102       1,744,917
      45,135,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series VV, 0.000%,
                    10/01/23 (Alternative Minimum Tax)                        Aa 10/01 at 19 11/32      6,497,635
       1,490,000   Town of Babylon Industrial Development Agency
                    (New York),  Resource  Recovery Revenue Bonds,  Series 1985,
                    Ogden Martin System of Babylon, Inc.
                    Project), 8.500%, 1/01/19 (Pre-refunded to 7/01/98)      Aaa      7/98 at 103       1,613,834
       1,985,000   Town of Babylon Industrial Development Agency
                    (New York), Resource Recovery Revenue Bonds,
                    Series 1985 B (Ogden Martin System of Babylon,
                    Inc. Project), 8.500%, 1/01/19
                    (Pre-refunded to 7/01/98)                                Aaa      7/98 at 103       2,149,973
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
                   Battery Park City Authority, Revenue Bonds,
                   Series 1990:
     $ 7,050,000    7.700%, 5/01/15 (Pre-refunded to 5/01/99)                Aaa      5/99 at 102     $ 7,655,172
       2,500,000    6.500%, 5/01/20 (Pre-refunded to 5/01/99)                Aaa      5/99 at 100       2,610,150
       1,000,000   Hudson Housing Development Corporation
                    (Hudson, New York), Multifamily Mortgage
                    Revenue Refunding Bonds, Series 1992A
                    (Providence Hall-Schuyler Court Projects-
                    FHA Insured Mortgages), 6.500%, 1/01/25                  Aaa      1/03 at 101       1,017,870
       1,000,000   Islip Resource Recovery Agency, Resource Recovery
                    System  Revenue  Bonds,  (1985  Facility  - Series B (1994),
                    6.125%, 7/01/13 (Alternative
                    Minimum Tax)                                             Aaa     7/04  at 102       1,028,670
       1,000,000   Metropolitan Transportation Authority (New York),
                    Commuter Facilities 1987 Service Contract Bonds,
                    Series 2, 8.000%, 7/01/18
                    (Pre-refunded to 7/01/98)                                Aaa      7/98 at 102       1,068,060
       1,000,000   Metropolitan Transportation Authority (New York),
                    Commuter Facilities 1987 Service Contract Bonds,
                    Series 4, 7.500%, 7/01/19 (Pre-refunded to 7/01/00)      Aaa  7/00 at 101 1/2       1,101,210
       5,500,000   Metropolitan Transportation Authority (New York),
                    Transit Facilities 1987 Service Contract Bonds,
                    Series 3, 7.500%, 7/01/16
                    (Pre-refunded to 7/01/00)                                Aaa      7/00 at 102       6,080,415
       3,000,000   Metropolitan Transportation Authority (New York),
                    Commuter Facilities Service Contract Bonds,
                    Series K, 7.500%, 7/01/17
                    (Pre-refunded to 7/01/98)                                Aaa      7/98 at 102       3,186,480
       1,500,000   Metropolitan Transportation Authority (New York),
                    Transit Facilities 1987 Service Contract Bonds,
                    Series 7, 4.750%, 7/01/19                               Baa1      7/03 at 100       1,222,875
       2,000,000   Monroe County Airport Authority, Greater Rochester
                    International Airport Revenue Bonds, Series 1989,
                    7.250%, 1/01/19 (Alternative Minimum Tax)                Aaa      1/00 at 102       2,154,080
       1,000,000   Monroe County Water Authority (New York),
                    Series 1991 B Water System Revenue Bonds,
                    6.500%, 8/01/16 (Pre-refunded to 8/01/01)                Aaa      8/01 at 101       1,079,760
                   The City of New York, General Obligation Bonds,
                    Fiscal 1991 Series B:
         955,000    8.000%, 6/01/99                                          Aaa     No Opt. Call       1,027,169
          70,000    8.000%, 6/01/99                                         Baa1     No Opt. Call          74,568
       3,000,000   The City of New York (New York), General
                    Obligation Bonds, Fiscal 1991 Series F,
                    3.000%, 11/15/00                                        Baa1     No Opt. Call       2,793,900
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 4,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series E, 6.500%, 8/01/02                   Baa1     No Opt. Call     $ 4,216,320
         480,000   The City of New York, General Obligation Bonds,
                    Fiscal 1987 Series D, 8.000%, 8/01/06                    Aaa      8/97 at 102         495,730
       2,420,000   New York City General Obligation, 8.000%,
                    8/01/06 (Pre-refunded to 8/01/97)                        Aaa      8/97 at 102       2,501,651
       1,350,000   The City of New York, General Obligation Bonds,
                    Fiscal 1990 Series B, 7.250%, 10/01/06                   Aaa 10/99 at 101 1/2       1,427,612
       2,600,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series F, 6.375%, 2/15/06                   Baa1      2/05 at 101       2,720,666
          50,000   The City of New York, General Obligation Bonds,
                    Fiscal 1992 Series C, 6.625%, 8/01/12                    Aaa  8/02 at 101 1/2          53,618
         500,000   The City of New York, General Obligation Bonds,
                    Fiscal 1991 Series A, 8.000%, 3/15/13                    Aaa  3/00 at 101 1/2         554,120
       1,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1993 Series E, 5.750%, 5/15/13                    Aaa  5/03 at 101 1/2         999,920
                   The City of New York, General Obligation Bonds,
                    Fiscal 1991 Series D:
         720,000    9.500%, 8/01/02 Pre-refunded to 8/01/01                 Baa1  8/01 at 101 1/2         861,883
         780,000    9.500%, 8/01/02                                         Baa1  8/01 at 101 1/2         914,254
       5,750,000   New York City Housing Development Corporation,
                    Multi-Unit Mortgage Refunding Bonds
                    (FHA Insured Mortgage Loans), 1991 Series A,
                    7.350%, 6/01/19                                          AAA      6/01 at 102       6,082,350
       1,000,000   New York City, Municipal Water Finance
                    Authority, Water and Sewer System Revenue
                    Bonds, Fiscal 1989 Series B, 7.000%, 6/15/19
                    (Pre-refunded to 6/15/98)                                AAA  6/98 at 101 1/2       1,050,300
                   New York City Municipal Water Finance Authority,
                    New York, Water and Sewer System Revenue Bonds,
                    Fiscal 1989 Series A:
       2,165,000    7.625%, 6/15/16 (Pre-refunded to 6/15/97)                Aaa  6/97 at 101 1/2       2,214,319
       1,000,000    7.000%, 6/15/18 (Pre-refunded to 6/15/97)                AAA  6/97 at 101 1/2       1,021,520
       4,000,000   New York City, Municipal Water Finance
                    Authority (New York), Water and Sewer System
                    Revenue Bonds, Fiscal 1991 Series C,
                    7.750%, 6/15/20 (Pre-refunded to 6/15/01)                Aaa  6/01 at 101 1/2       4,513,680
       1,000,000   New York City Municipal Water Finance
                    Authority, Water and Sewer System Revenue
                    Bonds, Fiscal 1993 Series A, 5.750%, 6/15/18             Aaa  6/02 at 101 1/2         981,290
                   New York City Municipal Water Finance Authority
                    (New York), Water and Sewer System Revenue
                    Bonds, Fiscal 1990 Series A:
       2,000,000    7.375%, 6/15/09 (Pre-refunded to 6/15/99)                AAA  6/99 at 101 1/2       2,156,320
       1,250,000    7.250%, 6/15/11 (Pre-refunded to 6/15/99)                  A  6/99 at 101 1/2       1,341,975
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
      $  250,000   New York City Municipal Water Finance Authority
                    (New York), Water and Sewer System Revenue
                    Bonds, Fiscal 1991 Series A, 7.500%, 6/15/19
                    (Pre-refunded to 6/15/00)                                Aaa  6/00 at 101 1/2      $  275,030
       5,700,000   New York City Transit Authority, Transit Facilities
                    Revenue Bonds, Series 1990 (Livingston Plaza
                    Project), 7.500%, 1/01/20
                    (Pre-refunded to 1/01/00)                                Aaa      1/00 at 102       6,238,764
       3,000,000   The Trust for Cultural Resources of the City of
                    New York, Revenue Refunding Bonds,
                    Series 1996A (The Museum of Modern Art),
                    5.500%, 1/01/21                                          Aaa      1/07 at 102       2,849,250
       6,750,000   New York City Industrial Development Agency,
                    Special Facility Revenue Bonds (1990 American
                    Airlines, Inc. Project), 8.000%, 7/01/20
                    (Alternative Minimum Tax)                               Baa2      1/99 at 102       7,163,505
       2,095,000   City of Niagara Falls, Niagara County, New York,
                    Water Treatment Plant (Serial) Bonds, 1994,
                    8.000%, 11/01/09 (Alternative Minimum Tax)               Aaa     No Opt. Call       2,563,840
       2,165,000   Triborough Bridge and Tunnel Authority,
                    New York, General Purpose Revenue Bonds,
                    Series O, 7.700%, 1/01/19
                    (Pre-refunded to 1/01/99)                                Aaa  1/99 at 101 1/2       2,320,555
       2,000,000   Triborough Bridge and Tunnel Authority, Mortgage
                    Recording Tax Special Obligation Bonds,
                    Series 1989 A, 7.125%, 1/01/19
                    (Pre-refunded to 1/01/00)                                Aaa      1/00 at 101       2,152,420
       1,000,000   Triborough Bridge and Tunnel Authority, Special
                    Obligation Bonds, Series 1992, 5.500%, 1/01/17           Aaa      1/02 at 100         953,040
       2,500,000   Triborough Bridge and Tunnel Authority, New York,
                    Mortgage Recording Tax Special Obligation Bonds,
                    Series 1988A, 8.000%, 1/01/18
                    (Pre-refunded to 1/01/98)                                Aaa  1/98 at 101 1/2       2,613,625
       2,230,000   City of Yonkers, New York, General Obligation
                    School Bonds-1990-C, 7.375%, 12/01/09
                    (Pre-refunded to 12/01/00)                               Aaa     12/00 at 102       2,478,578
       5,705,000   Puerto Rico Housing Finance Corporation,
                    Multifamily Mortgage Revenue Bonds, Portfolio A,
                    Series I, 7.500%, 4/01/22                                 AA      4/00 at 102       6,003,429
-----------------------------------------------------------------------------------------------------------------
    $351,050,000   Total Investments - (cost $307,529,987) - 98.1%                                    330,646,924
================
                   Other Assets Less Liabilities - 1.9%                                                 6,399,236
-----------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $337,046,160
                                                                                                     ============

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT

  SUMMARY OF                         AAA                    Aaa               71     $219,279,339             66%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               11       51,269,767             15
  PORTFOLIO OF                        A+                     A1                3       13,101,343              4
  INVESTMENTS:                      A,A-              A, A2, A3                1        1,341,975              1
                         BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3               23       45,654,500             14
----------------------------------------------------------------------------------------------------------------
  TOTAL                                                                      109     $330,646,924            100%
----------------------------------------------------------------------------------------------------------------

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

See accompanying notes to financial statements.

NUVEEN NEW YORK INVESTMENT QUALITY MUNICIPAL FUND, INC. (NQN)

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 1,150,000   Dormitory Authority of the State of New York,
                    Judicial Facilities Lease Revenue Bonds (Suffolk
                    County Issue), Series 1986, 7.375%, 7/01/16              Aaa     No Opt. Call     $ 1,359,887
      10,000,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Second General
                    Resolution Revenue Bonds, Series 1990F,
                    7.500%, 7/01/20 (Pre-refunded to 7/01/00)                Aaa      7/00 at 102      11,055,300
       1,000,000   Dormitory Authority of the State of New York,
                    Cooper Union, Insured Revenue Bonds, Series
                    1990, 7.200%, 7/01/20 (Pre-refunded to 7/01/01)          Aaa      7/01 at 102       1,112,720
                   Dormitory Authority of the State of New York,
                    State University Educational Facilities Revenue
                    Bonds, Series 1990C:
       5,380,000    7.000%, 5/15/18 (Pre-refunded to 5/15/00)                Aaa      5/00 at 102       5,855,215
       9,825,000    6.125%, 5/15/20                                          Aaa      5/00 at 100       9,896,133
       5,000,000   Dormitory Authority of the State of New York,
                    New York University, Insured Revenue Bonds,
                    Series 1991, 6.000%, 7/01/15                             Aaa      7/01 at 102       5,068,250
       2,540,000   Dormitory Authority of the State of New York,
                    Fordham University, Insured Revenue Bonds, Series
                    1990, 7.200%, 7/01/15 (Pre-refunded to 7/01/00)          Aaa      7/00 at 102       2,785,440
       1,250,000   Dormitory Authority of the State of New York, Leake
                    and Watts Services, Inc., Insured Revenue Bonds,
                    Series 1994, 6.000%, 7/01/23                             Aaa      7/04 at 102       1,256,463
       1,000,000   Dormitory Authority of the State of New York,
                    Maimonides Medical Center, FHA-Insured
                    Mortgage Hospital Revenue Bonds, Series 1996A,
                    5.750%, 8/01/24                                          Aaa      2/06 at 102         971,090
      10,000,000   New York State Energy Research and Development
                    Authority, Electric Facilities Revenue Bonds,
                    Series 1990 A (Consolidated Edison Company of
                    New York, Inc. Project), 7.500%, 7/01/25
                    (Alternative Minimum Tax)                                 A1      7/99 at 101      10,609,800
       5,000,000   New York State Energy Research and Development
                    Authority, Electric Facilities Revenue Bonds,
                    Series 1991 A (Consolidated Edison Company of
                    New York, Inc. Project), 7.500%, 1/01/26
                    (Alternative Minimum Tax)                                 A1      1/00 at 101       5,330,700
       2,500,000   New York State Energy Research and Development
                    Authority, Adjustable Rate Gas Facilities Revenue
                    Bonds, Series 1989B (The Brooklyn Union Gas
                    Company Project), 6.750%, 2/01/24 (Alternative
                    Minimum Tax)                                             Aaa      5/02 at 102       2,674,825
       2,250,000   New York State Energy Research and Development
                    Authority, Gas Facilities Revenue Bonds, Series C
                    (The Brooklyn Union Gas Company Project),
                    5.600%, 6/01/25 (Alternative Minimum Tax)                Aaa      7/03 at 102       2,109,353
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 3,665,000   New York State Energy Research and Development
                    Authority, Pollution Control Revenue Bonds
                    (Central Hudson Gas andElectric Corporation
                    Projects), Series C, 8.375%, 12/01/28
                    (Alternative Minimum Tax)                                 A-     12/98 at 102     $ 3,940,425
       3,000,000   New York State Energy Research and Development
                    Authority, Pollution Control Revenue Bonds
                    (Central Hudson Gas and Electric Corporation
                    Project), 1984 Series B, 7.375%, 10/01/14                Aaa     10/99 at 103       3,263,250
                   New York State Energy Research and Development
                    Authority, Pollution Control Revenue Bonds, Series C
                    (Rochester Gas and Electric Corporation Projects):
       5,000,000    8.375%, 12/01/28 (Alternative Minimum Tax)               Aaa     12/98 at 102       5,393,800
       1,595,000    8.375%, 12/01/28 (Alternative Minimum Tax)              Baa1     12/98 at 102       1,707,400
       2,500,000   New York State Energy Research and Development
                    Authority, Pollution Control Revenue Bonds,
                    Series 1992 B (Rochester Gas and Electric
                    Corporation Projects), 6.500%, 5/15/32
                    (Alternative Minimum Tax)                                Aaa      5/02 at 102       2,617,775
       2,000,000   New York State Energy Research and Development
                    Authority, Facilities Revenue Bonds, Series 1992 A
                    (Consolidated Edison Company of New York,
                    Inc. Project), 6.750%, 1/15/27 (Alternative
                    Minimum Tax)                                             Aaa      1/01 at 101       2,114,220
       2,000,000   New York State Energy Research and Development
                    Authority, Facilities Revenue Bonds, Series 1992B
                    (Consolidated Edison Company of New York,
                    Inc. Project), 6.375%, 12/01/27 (Alternative
                    Minimum Tax)                                             Aaa     12/01 at 101       2,047,660
                   New York State Finance Agency, Housing Project
                    Mortgage Revenue Bonds, 1996 Series A Refunding:
       3,000,000    5.750%, 11/01/08                                         Aaa      5/06 at 102       3,020,610
       2,000,000    6.100%, 11/01/15                                         Aaa      5/06 at 102       2,053,380
       3,000,000    6.125%, 11/01/20                                         Aaa      5/06 at 102       3,046,830
       5,000,000   New York State Housing Finance Agency, State
                    University Construction Refunding Bonds, 1986
                    Series A, 7.900%, 11/01/06                               Aaa     No Opt. Call       5,940,550
       1,000,000   New York State Housing Finance Agency, Insured
                    Multi-Family Mortgage Housing Revenue Bonds,
                    1994 Series B, 6.250%, 8/15/14                           Aaa      8/04 at 102       1,033,560
      10,590,000   New York State Medical Care Facilities Finance
                    Agency, Secured Hospital Revenue Bonds, 1987
                    Series A, 7.100%, 2/15/27                                Aaa      2/99 at 100      10,827,428
       5,000,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home Insured
                    Mortgage Revenue Bonds, 1989 Series A,
                    7.600%, 2/15/29                                           Aa      2/99 at 102       5,333,800
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 2,100,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1989 Series A,
                    7.250%, 2/15/24                                           Aa      2/99 at 102     $ 2,247,903
                   New York State Medical Care Facilities Finance
                    Agency, Hospital Insured Mortgage Revenue Bonds,
                    1987 Series ARefunding:
       3,000,000    7.875%, 2/15/07 (Pre-refunded to 8/15/97)                 Aa      8/97 at 102       3,094,710
       1,720,000    8.000%, 2/15/25 (Pre-refunded to 8/15/97)                Aaa      8/97 at 102       1,780,647
       9,500,000   New York State Medical Care Facilities Finance
                    Agency, St. Luke's-Roosevelt Hospital Center FHA-
                    Insured Mortgage Revenue Bonds, 1989 Series B,
                    7.450%, 2/15/29 (Pre-refunded to 2/15/00)                Aaa      2/00 at 102      10,404,210
       2,500,000   New York State Medical Care Facilities Finance
                    Agency, Beth Israel Medical Center (Main Campus),
                    Project Revenue Bonds, 1990 Series A,
                    7.500%, 11/01/10                                         Aaa     11/00 at 102       2,752,700
      12,000,000   New York State Medical Care Facilities Finance
                    Agency, North Shore University Hospital,
                    Mortgage Project Revenue Bonds, 1990 Series A,
                    7.200%, 11/01/20                                         Aaa     11/00 at 102      13,095,960
       3,000,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1989 Series A,
                    7.250%, 2/15/24                                          Aaa      2/99 at 102       3,183,930
       8,625,000   New York State Medical Care Facilities Finance
                    Agency, The Mary Imogene Bassett Hospital,
                    Project Revenue Bonds, 1991 Series A,
                    7.125%, 11/01/20                                         Aaa      5/01 at 102       9,409,789
       2,110,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1992 Series B,
                    6.250%, 8/15/18                                          Aaa      2/02 at 102       2,167,223
       2,000,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1994 Series E,
                    6.250%, 8/15/19                                          Aaa      8/02 at 100       2,066,400
       6,000,000   New York State Medical Care Facilities Finance
                    Agency, New York Hospital FHA-Insured Mortgage
                    Revenue Bonds, 1994 Series A (AMBAC Insured
                    Series), 6.800%, 8/15/24                                 Aaa      2/05 at 102       6,532,500
       3,175,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1995 Series A,
                    6.000%, 2/15/25                                          Aaa      2/05 at 102       3,151,346
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 2,080,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1993 Series F
                    Refunding, 5.250%, 2/15/19                               Aaa      2/04 at 102     $ 1,890,034
       4,150,000   New YorkState Thruway Authority, General Revenue
                    Bonds, Series C, 6.000%, 1/01/25                         Aaa      1/05 at 102       4,172,369
       1,550,000   New York State Urban Development Corporation,
                    Correctional Facilities Revenue Bonds, Series C,
                    7.500%, 1/01/12 (Pre-refunded to 1/01/98)                Aaa      1/98 at 102       1,622,432
      15,000,000   New York State Urban Development Corporation,
                    Correctional Capital Facilities Revenue Bonds,
                    Series 1, 7.500%, 1/01/20 (Pre-refunded to 1/01/00)      Aaa      1/00 at 102      16,417,800
       3,150,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series MM-1,
                    7.950%, 10/01/21 (Alternative Minimum Tax)                Aa      2/01 at 102       3,335,409
       7,040,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series SS,
                    7.950%, 10/01/22 (Alternative Minimum Tax)                Aa     10/00 at 102       7,467,610
       2,520,000   State of New York, Various Purpose Bonds,
                    7.300%, 3/01/10                                          Aaa      3/01 at 102       2,766,658
       2,115,000   Town of Clifton Park Water Authority (New York),
                    Water System Revenue Bonds, Series 1993,
                    5.000%, 10/01/26                                         Aaa     10/03 at 102       1,835,883
       3,095,000   Housing New York Corporation, Senior Revenue
                    Refunding Bonds, Series 1993, 5.500%, 11/01/20           Aaa     11/03 at 102       2,938,238
       5,500,000   Metropolitan Transportation Authority, Commuter
                    Facilities Revenue Bonds, Series 1992B,
                    6.250%, 7/01/17                                          Aaa      7/02 at 102       5,685,240
       2,570,000   Metropolitan Transportation Authority, Commuter
                    Facilities Service Contract Bonds, Series K,
                    7.500%, 7/01/17 (Pre-refunded to 7/01/98)                Aaa      7/98 at 102       2,729,751
       4,290,000   Metropolitan Transportation Authority (New York),
                    Transit Facilities Service Contract Bonds, Series L,
                    7.500%, 7/01/17                                          Aaa      7/98 at 102       4,525,736
                   County of Nassau, New York, General Obligation
                    Refunding Bonds:
       1,075,000    6.800%, 7/01/11 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102       1,180,135
       1,065,000    6.800%, 7/01/12 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102       1,169,157
       1,055,000    6.800%, 7/01/13 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102       1,158,179
       1,045,000    6.800%, 7/01/14 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102       1,147,201
       1,030,000    6.800%, 7/01/15 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102       1,130,734
                   The City of New York, General Obligation Bonds,
                    Fiscal 1991 Series B:
       1,950,000    7.000%, 6/01/04 (Pre-refunded to 6/01/01)                Aaa  6/01 at 101 1/2       2,144,591
       1,550,000    7.000%, 6/01/04                                          Aaa  6/01 at 101 1/2       1,661,104
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 4,935,000   The City of New York, General Obligation Bonds,
                    Fiscal 1988 Series B, 7.500%, 8/01/07
                    (Pre-refunded to 2/01/98)                                Aaa  2/98 at 101 1/2     $ 5,156,039
                   The City of New York, General Obligation Bonds,
                    Fiscal 1990 Series I:
         950,000    7.250%, 8/15/14                                          Aaa  8/99 at 101 1/2       1,018,951
       2,000,000    7.250%, 8/15/17                                          Aaa  8/99 at 101 1/2       2,128,605
                   The City of New York, General Obligation Bonds,
                    Fiscal 1991 Series A:
       3,030,000    7.250%, 3/15/18                                          Aaa  3/00 at 101 1/2       3,270,218
       2,250,000    7.250%, 3/15/19                                          Aaa  3/00 at 101 1/2       2,423,993
      10,255,000   New York City Educational Construction Fund,
                    Revenue Bonds, 1989 Series A, 7.125%, 4/01/13
                    (Pre-refunded to 10/01/99)                               Aaa 10/99 at 101 1/2      11,064,222
       1,250,000   New York City Health and Hospitals Corporation,
                    Health System Bonds, 1993 Series A,
                    5.750%, 2/15/22                                          Aaa      2/03 at 102       1,215,288
       7,790,000   New York City Housing Development Corporation,
                    MBIA Insured Residential Revenue Refunding
                    Bonds (Royal Charter Properties-East, Inc. Project),
                    1988 Series 1, 7.375%, 4/01/17                           Aaa  4/98 at 101 1/2       8,044,032
      10,000,000   New York City Housing Development Corporation,
                    Multi-Unit Mortgage Refunding Bonds (FHA
                    Insured Mortgage Loans), 1991 Series A,
                    7.350%, 6/01/19                                          AAA      6/01 at 102      10,578,000
       1,000,000   New York City (New York), Municipal Water Finance
                    Authority, Water and Sewer Revenue Bonds,
                    Fiscal 1989 Series B, 7.625%, 6/15/17
                    (Pre-refunded to 6/15/98)                                Aaa  6/98 at 101 1/2       1,057,590
                   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1991 Series A:
       5,965,000    7.250%, 6/15/15 (Pre-refunded to 6/15/00)                Aaa  6/00 at 101 1/2       6,518,194
       1,200,000    7.500%, 6/15/19 (Pre-refunded to 6/15/00)                Aaa  6/00 at 101 1/2       1,320,144
       2,000,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1990 Series A, 7.375%, 6/15/09 (Pre-refunded
                    to 6/15/99)                                              Aaa  6/99 at 101 1/2       2,156,320
      11,000,000   New York City Transit Authority, Transit Facilities
                    Revenue Bonds, Series 1990 (Livingston Plaza
                    Project), 7.500%, 1/01/20 (Pre-refunded to 1/01/00)      Aaa      1/00 at 102      12,039,720
       9,000,000   The Port Authority of New York and New Jersey,
                    Consolidated Bonds, Seventy-Third Series,
                    6.750%, 4/15/26 (Alternative Minimum Tax)                Aaa      4/01 at 101       9,539,820
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 3,080,000   Suffolk County Water Authority, New York, Water
                    System Revenue Bonds, Series 1990,
                    7.100%, 6/01/10 (Pre-refunded to 6/01/99)                Aaa      6/99 at 102     $ 3,314,203
       9,635,000   Suffolk County Water Authority, New York, Water
                    System Revenue Bonds, Series 1991,
                    7.000%, 6/01/16 (Pre-refunded to 6/01/00)                Aaa      6/00 at 102      10,494,635
       5,000,000   Suffolk County Water Authority, New York, Water
                    System Revenue Bonds, Series 1994,
                    5.000%, 6/01/17                                          Aaa      6/03 at 102       4,481,150
       6,580,000   Triborough Bridge and Tunnel Authority, General
                    Purpose Revenue Bonds, Series R, 7.375%, 1/01/16
                    (Pre-refunded to 1/01/00)                                Aaa  1/00 at 101 1/2       7,151,801
       4,000,000   Triborough Bridge and Tunnel Authority, General
                    Purpose Revenue Bonds, Series M,
                    7.500%, 1/01/15 (Pre-refunded to 1/01/98)                Aaa      1/98 at 102       4,186,920
       3,000,000   Triborough Bridge and Tunnel Authority, General
                    Purpose Revenue Bonds, Series S, 7.000%, 1/01/21
                    (Pre-refunded to 1/01/01)                                Aaa  1/01 at 101 1/2       3,281,430
       2,500,000   Triborough Bridge and Tunnel Authority, General
                    Purpose Revenue Bonds, Series T, 7.000%, 1/01/20
                    (Pre-refunded to 1/01/01)                                Aaa      1/01 at 102       2,745,074
       4,510,000   Triborough Bridge and Tunnel Authority, Mortgage
                    Recording Tax Special Obligation Bonds, Series
                    1989 A, 7.125%, 1/01/19 (Pre-refunded to 1/01/00)        Aaa      1/00 at 101       4,853,706
       5,000,000   Triborough Bridge and Tunnel Authority, Special
                    Obligation Refunding Bonds, Series 1991B,
                    6.875%, 1/01/15                                          Aaa      1/01 at 102       5,386,150
       6,000,000   Triborough Bridge and Tunnel Authority, New York,
                    Mortgage Recording Tax Special Obligation Bonds,
                    Series 1988A, 8.000%, 1/01/18 (Pre-refunded
                    to 1/01/98)                                              Aaa  1/98 at 101 1/2       6,272,700
                   Puerto Rico Ports Authority, Revenue Bonds, Series D:
       5,250,000    7.000%, 7/01/14 (Alternative Minimum Tax)                Aaa      7/01 at 102       5,716,304
      11,500,000    6.000%, 7/01/21 (Alternative Minimum Tax)                Aaa      7/01 at 100      11,476,884
-----------------------------------------------------------------------------------------------------------------
    $362,485,000   Total Investments - (cost $357,186,103) - 98.3%                                    384,183,536
================
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.2%
      $  900,000   The Port Authority of New York and New Jersey,
                    Versatile Structure Obligations, Series 5, Variable
                    Rate Demand Bonds, 3.750%, 8/01/24+                   VMIG-1                          900,000
-----------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.5%                                                 5,820,930
-----------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $390,904,466
                                                                                                     ============

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               76     $341,115,779             89%
  RATINGS*                  AA+, AA, AA-       Aa1, Aa, Aa2, A3                5       21,479,432              5
  PORTFOLIO OF                        A+                     A1                2       15,940,500              4
  INVESTMENTS                      A, A-              A, A2, A3                1        3,940,425              1
  (EXCLUDING             BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3                1        1,707,400              1
  TEMPORARY
  INVESTMENTS):

  TOTAL                                                                       85     $384,183,536            100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK SELECT QUALITY MUNICIPAL FUND, INC. (NVN)
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 5,000,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1989B, 7.250%, 5/15/15 (Pre-refunded to
                    5/15/00)                                                 Aaa      5/00 at 102     $ 5,476,100
       5,000,000   Dormitory Authority of the State of New York, St.
                    Vincent's Hospital and Medical Center of New York,
                    FHA-Insured Mortgage Revenue Bonds, Series 1991,
                    7.375%, 8/01/11                                          AAA      8/01 at 102       5,524,350
       1,000,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities Revenue Bonds,
                    Series 1990C, 7.000%, 5/15/18 (Pre-refunded to
                    5/15/00)                                                 Aaa      5/00 at 102       1,088,330
      12,000,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Second General
                    Resolution Revenue Bonds, Series 1990C,
                    7.000%, 7/01/14                                          Aaa      7/00 at 102      12,958,080
      10,930,000   Dormitory Authority of the State of New York, Ithaca
                    College, Insured Revenue Bonds, Series 1991,
                    6.250%, 7/01/21                                          Aaa      7/01 at 102      11,249,812
      10,000,000   Dormitory Authority of the State of New York, New
                    York University, Insured Revenue Bonds, Series
                    1991, 6.000%, 7/01/15                                    Aaa      7/01 at 102      10,136,500
       3,920,000   Dormitory Authority of the State of New York,
                    Rensselaer Polytechnic Institute, Insured Revenue
                    Bonds, Series 1991, 6.500%, 7/01/06                      Aaa      7/01 at 102       4,195,694
       6,000,000   Dormitory Authority of the State of New York,
                    St. John's University, New York, Insured Revenue
                    Bonds, Series 1991, 6.875%, 7/01/11                      Aaa      7/01 at 102       6,504,600
       4,150,000   Dormitory Authority of the State of New York,
                    St. Vincent's Hospital and Medical Center of New
                    York, FHA-Insured Mortgage Revenue Bonds,
                    Series 1991, 7.400%, 8/01/30                             AAA      8/01 at 102       4,556,866
      12,875,000   Dormitory Authority of the State of New York, Mount
                    Sinai School of Medicine, Insured Revenue Bonds,
                    Series 1991, 6.750%, 7/01/15                             Aaa      7/01 at 102      13,896,889
      13,275,000   Dormitory Authority of the State of New York,
                    Judicial Facilities Lease Revenue Bonds (Suffolk
                    County Issue), Series 1991B, 7.000%, 4/15/16             Aaa      4/01 at 102      14,414,128
       5,000,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1991A, 6.750%, 5/15/21 (Pre-refunded to
                    5/15/02)                                                 Aaa      5/02 at 102       5,531,850
       5,000,000   Dormitory Authority of the State of New York,
                    Judicial Facilities Lease Revenue Bonds (Suffolk
                    County Issue), Series 1991A, 9.500%, 4/15/14            Baa1 4/97 at 115 20/32      5,833,750
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
                   Dormitory Authority of the State of New York,
                    Fordham University, Insured Revenue Bonds,
                    Series 1990:
    $ 10,380,000    7.200%, 7/01/15 (Pre-refunded to 7/01/00)                Aaa      7/00 at 102    $ 11,383,019
       1,870,000    7.200%, 7/01/15                                          Aaa      7/00 at 102       2,030,409
       5,000,000   Dormitory Authority of the State of New York, Leake
                    and Watts Services, Inc., Insured Revenue Bonds,
                    Series 1994, 6.000%, 7/01/23                             Aaa      7/04 at 102       5,025,850
       1,395,000   Dormitory Authority of the State of New York,
                    Maimonides Medical Center, FHA-Insured
                    Mortgage Hospital Revenue Bonds, Series 1996B,
                    5.500%, 8/01/14                                          Aaa     No Opt. Call       1,378,776
       4,000,000   New York Medical Care Facilities Finance Agency,
                    Mental Health Services Facilities Improvement
                    Revenue Bonds, 1992 Series A, 5.500%, 8/15/21            Aaa      2/02 at 100       3,752,560
       5,440,000   New York State Energy Research and Development
                    Authority, Electric Facilities Revenue Bonds, Series
                    1987 (Consolidated Edison Company of New York,
                    Inc. Project), 7.125%, 3/15/22 (Alternative
                    Minimum Tax)                                              A1      3/99 at 100       5,554,240
      14,000,000   New York State Energy Research and Development
                    Authority, Electric Facilities Revenue Bonds, Series
                    1991 A (Consolidated Edison Company of New
                    York, Inc. Project), 7.500%, 1/01/26 (Alternative
                    Minimum Tax)                                              A1      1/00 at 101      14,925,960
      11,000,000   New York State Energy Research and Development
                    Authority, Adjustable Rate Gas Facilities Revenue
                    Bonds, Series 1989B (The Brooklyn Union Gas
                    Company Project), 6.750%, 2/01/24 (Alternative
                    Minimum Tax)                                             Aaa      5/02 at 102      11,769,230
       1,000,000   New York State Energy Research and Development
                    Authority, Gas Facilities Revenue Bonds, 1996 Series
                    (The Brooklyn Union Gas Company Project),
                    5.500%, 1/01/21                                          Aaa      1/06 at 102         949,750
       3,000,000   New York State Energy Research and Development
                    Authority, Pollution Control Refunding Revenue
                    Bonds (Niagara Mohawk Power Corporation
                    Project), 1991 Series A, 6.625%, 10/01/13                Aaa     10/01 at 102       3,230,370
       1,000,000   New York State Energy Research and Development
                    Authority, Adjustable Rate Pollution Control
                    Revenue Bonds (New York State Electric and Gas
                    Corporation Project), 1987 Series A,
                    6.150%, 7/01/26 (Alternative Minimum Tax)                Aaa      7/05 at 102       1,002,520
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 2,500,000   New York State Energy Research and Development
                    Authority, Facilities Revenue Bonds, Series 1992A
                    (Consolidated Edison Company of New York, Inc.
                    Project), 6.750%, 1/15/27 (Alternative
                    Minimum Tax)                                             Aaa      1/01 at 101     $ 2,642,775
       3,500,000   New York State Energy Research and Development
                    Authority, Facilities Revenue Bonds, Series 1992B
                    (Consolidated Edison Company of New York, Inc.
                    Project), 6.375%, 12/01/27 (Alternative
                    Minimum Tax)                                             Aaa     12/01 at 101       3,583,405
       5,000,000   New York State Environmental Facilities Corporation,
                    State Water Pollution Control Revolving Fund
                    Revenue Bonds, Series 1991 B, (Pooled Loan Issue),
                    7.100%, 9/15/11                                          Aaa      9/00 at 102       5,452,750
       1,300,000   New York State Environmental Facilities Corporation,
                    Water Facilities Revenue Bonds, Series 1992 (The
                    New Rochelle Water Company Project),
                    6.400%, 12/01/24 (Alternative Minimum Tax)               Aaa      6/02 at 102       1,334,736
                   New York State Finance Agency, Housing Project
                    Mortgage Revenue Bonds, 1996 Series A Refunding:
       1,000,000    6.100%, 11/01/15                                         Aaa      5/06 at 102       1,026,690
       4,000,000    6.125%, 11/01/20                                         Aaa      5/06 at 102       4,062,440
      12,000,000   New York State Medical Care Facilities Finance
                    Agency, Secured Hospital Revenue Bonds, 1987
                    Series A, 7.100%, 2/15/27                                Aaa      2/99 at 100      12,269,040
       8,945,000   New York State Medical Care Facilities Finance
                    Agency, St. Luke's-Roosevelt Hospital Center FHA-
                    Insured Mortgage Revenue Bonds, 1989 Series B,
                    7.450%, 2/15/29 (Pre-refunded to 2/15/00)                Aaa      2/00 at 102       9,796,385
       5,500,000   New York State Medical Care Facilities Finance
                    Agency, St. Luke's-Roosevelt Hospital Center FHA-
                    Insured Mortgage Revenue Bonds, 1989 Series A,
                    7.375%, 2/15/19                                          Aaa      2/00 at 102       5,953,585
      10,755,000   New York State Medical Care Facilities Finance
                    Agency, North Shore University Hospital, Mortgage
                    Project Revenue Bonds, 1990 Series A,
                    7.200%, 11/01/20                                         Aaa     11/00 at 102      11,737,254
       5,625,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1992 Series B,
                    6.250%, 8/15/18                                          Aaa      2/02 at 102       5,777,550
                   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1989 Series C:
       5,490,000    7.375%, 8/15/19 (Pre-refunded to 8/15/99)                Aaa      8/99 at 102       5,961,207
       4,365,000    7.375%, 8/15/19                                          Aaa      8/99 at 102       4,691,327
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 5,000,000   New York State Medical Care Facilities Finance
                    Agency, New York Hospital FHA-Insured Mortgage
                    Revenue Bonds, 1994 Series A (AMBAC Insured
                    Series), 6.800%, 8/15/24                                 Aaa      2/05 at 102     $ 5,443,750
       2,250,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1995 Series A,
                    6.000%, 2/15/25                                          Aaa      2/05 at 102       2,233,238
       1,000,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1993 Series D,
                    5.250%, 8/15/23                                          Aaa      8/03 at 102         899,390
       5,000,000   New York State Urban Development Corporation,
                    Section 236 Revenue Bonds, Series 1992A,
                    6.750%, 1/01/26                                          Aaa      1/02 at 102       5,405,800
       1,000,000   New York State Urban Development Corporation
                    Correctional Facilities Revenue Bonds, 1993A,
                    Refunding Series 5.250%, 1/01/14                         Aaa     No Opt. Call         958,520
       1,720,000   New York State Urban Development Corporation,
                    Youth Facilities Revenue Bonds, Series 1994,
                    5.700%, 4/01/14                                          Aaa      4/04 at 102       1,717,953
                   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds Series VV:
       9,820,000    7.375%, 10/01/11 (Alternative Minimum Tax)                Aa     10/01 at 102      10,428,251
       2,070,000    7.375%, 10/01/11 (Alternative Minimum Tax)               Aaa     10/01 at 102       2,214,238
       1,500,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series 43,
                    6.450%, 10/01/17                                         Aaa      9/04 at 102       1,604,700
       2,345,000   State of New York Mortgage Agency, Mortgage
                    Revenue Bonds, Eighth Series A, 6.875%, 4/01/17          Aaa     10/98 at 100       2,395,464
                   State of New York, Serial Bonds:
       4,055,000    6.750%, 8/01/08                                          Aaa      8/01 at 102       4,396,026
       4,055,000    6.750%, 8/01/10                                          Aaa      8/01 at 102       4,396,026
       1,000,000   Battery Park City Authority, Senior Revenue
                    Refunding Bonds, Series 1993A, 5.250%, 11/01/17          Aaa     11/03 at 102         920,270
       1,200,000   Town of Brookhaven, Suffolk County, New York,
                    Various Purposes Serial Bonds, 1991 Series B,
                    6.400%, 10/01/11                                         Aaa     10/02 at 102       1,270,248
                   City of Buffalo, New York, Refunding Serial
                    Bonds-1991:
         530,000    6.250%, 2/01/11                                          Aaa      2/01 at 101         547,919
         760,000    6.250%, 2/01/13                                          Aaa      2/01 at 101         784,898
         760,000    6.250%, 2/01/15                                          Aaa      2/01 at 101         781,189
       3,500,000   Housing New York Corporation, Senior Revenue
                    Refunding Bonds, Series 1993, 5.500%, 11/01/20           Aaa     11/03 at 102       3,322,725
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 5,000,000   Metropolitan Transportation Authority, Commuter
                    Facilities Revenue Bonds, Series 1992B,
                    6.250%, 7/01/17                                          Aaa      7/02 at 102     $ 5,168,400
       1,000,000   Metropolitan Transportation Authority, Commuter
                    Facilities Revenue Bonds, Series 1996A,
                    6.000%, 7/01/21                                          Aaa      7/06 at 102       1,005,990
      10,000,000   Metropolitan Transportation Authority, Commuter
                    Facilities Service Contract Bonds, Series K,
                    7.500%, 7/01/17 (Pre-refunded to 7/01/98)                Aaa      7/98 at 102      10,621,600
       5,000,000   Metropolitan Transportation Authority, Transit
                    Facilities Revenue Bonds, Series K, 6.250%, 7/01/11      Aaa  7/02 at 101 1/2       5,222,750
       7,900,000   Monroe County Airport Authority, Greater Rochester
                    International Airport Revenue Bonds, Series 1989,
                    7.250%, 1/01/19 (Alternative Minimum Tax)                Aaa      1/00 at 102       8,508,616
       5,000,000   Nassau County Industrial Development Agency,
                    Civic Facility Revenue Bonds (Hofstra University
                    Project-Series 1991), 6.750%, 8/01/11                    Aaa      8/01 at 102       5,402,150
                   The City of New York, General Obligation Bonds,
                    Fiscal 1992 Series C, Fixed Rate Bonds, Subseries C-1:
       4,130,000    6.250%, 8/01/10 (Pre-refunded to 8/01/02)                Aaa  8/02 at 101 1/2       4,471,840
         870,000    6.250%, 8/01/10                                          Aaa  8/02 at 101 1/2         906,731
                   The City of New York General Obligation Bonds,
                    1992 Series C:
       4,765,000    6.625%, 8/01/14 (Pre-refunded to 8/01/02)                Aaa  8/02 at 101 1/2       5,241,548
         235,000    6.625%, 8/01/14                                          Aaa  8/02 at 101 1/2         252,005
                   The City of New York, General Obligation Bonds,
                    Fiscal 1991 Series A:
       1,500,000    7.250%, 3/15/18                                          Aaa  3/00 at 101 1/2       1,618,920
       3,100,000    7.250%, 3/15/19                                          Aaa  3/00 at 101 1/2       3,339,723
       3,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1990 Series B, 7.000%, 10/01/19                   Aaa     10/99 at 100       3,156,990
                   New York City Educational Construction Fund,
                    Revenue Bonds, 1989 Series A:
       1,700,000    7.000%, 10/01/06 (Pre-refunded to 10/01/99)              Aaa 10/99 at 101 1/2       1,829,166
      12,500,000    7.125%, 4/01/13 (Pre-refunded to 10/01/99)               Aaa 10/99 at 101 1/2      13,486,375
       2,600,000   New York City Health and Hospitals Corporation,
                    Health System Bonds, 1993 Series A,
                    5.625%, 2/15/13                                          Aaa      2/03 at 102       2,571,582
       4,000,000   New York City Housing Development Corporation,
                    Multi-Unit Mortgage Refunding Bonds (FHA
                    Insured Mortgage Loans), 1991 Series A,
                    7.350%, 6/01/19                                          AAA      6/01 at 102       4,231,200
      15,000,000   Pass-Through Certificates of New York City HDC
                    Multifamily Housing, Limited Obligation Bonds,
                    Series 1991A, 6.500%, 2/20/19                            Aaa      7/97 at 105      17,436,600
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 4,000,000   New York City Industrial Development Agency,
                    Amended and Restated Industrial Development
                    Revenue Bonds (1991 Japan Airlines Company,
                    Ltd. Project), 6.000%, 11/01/15 (Alternative
                    Minimum Tax)                                             Aaa     11/04 at 102     $ 4,018,000
       3,200,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1991 Series A, 7.500%, 6/15/19 (Pre-refunded
                    to 6/15/00)                                              Aaa  6/00 at 101 1/2       3,520,384
       5,000,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1991 Series C, 7.000%, 6/15/16 (Pre-refunded
                    to 6/15/01)                                              Aaa  6/01 at 101 1/2       5,502,500
       3,455,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1989 Series B, 7.000%, 6/15/19 (Pre-refunded
                    to 6/15/98)                                              Aaa  6/98 at 101 1/2       3,628,787
       5,350,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1990 Series A, 6.750%, 6/15/14 (Pre-refunded
                    to 6/15/99)                                              Aaa  6/99 at 101 1/2       5,699,730
       1,500,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1996 Series B, 5.750%, 6/15/26                           Aaa      6/06 at 101       1,471,770
       2,780,000   New York City Transit Authority, Transit Facilities
                    Revenue Bonds, Series 1990 (Livingston Plaza
                    Project), 7.500%, 1/01/20 (Pre-refunded to 1/01/00)      Aaa      1/00 at 102       3,042,766
       5,000,000   The Trust for Cultural Resources of The City of New
                    York, Revenue Refunding Bonds, Series 1991A
                    (The American Museum of Natural History),
                    6.900%, 4/01/21 (Pre-refunded to 4/01/01)                Aaa      4/01 at 102       5,488,600
       5,000,000   The Trust for Cultural Resources of The City of New
                    York, Revenue Refunding Bonds, Series 1991A
                    (The Museum of Modern Art), 6.625%, 1/01/19
                    (Pre-refunded to 1/01/02)                                Aaa      1/02 at 102       5,478,500
      10,000,000   The Port Authority of New York & New Jersey,
                    Consolidated Bonds, Seventy-Sixth Series,
                    6.500%, 11/01/26 (Alternative Minimum Tax)               AA-     11/01 at 101      10,558,700
                   Rensselaer County, New York, General Obligation
                    Serial Bonds, Series 1991:
         960,000    6.700%, 2/15/16                                          Aaa     No Opt. Call       1,078,022
         960,000    6.700%, 2/15/17                                          Aaa     No Opt. Call       1,081,469
         960,000    6.700%, 2/15/18                                          Aaa     No Opt. Call       1,078,368
         960,000    6.700%, 2/15/19                                          Aaa     No Opt. Call       1,079,981
         960,000    6.700%, 2/15/20                                          Aaa     No Opt. Call       1,077,389
         747,000    6.700%, 2/15/21                                          Aaa     No Opt. Call         840,248
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
                   County of Suffolk, New York, Public Improvement
                    Bonds, 1991 Series A:
      $  790,000    6.500%, 10/01/11                                         Aaa     10/01 at 102      $  846,738
         745,000    6.500%, 10/01/12                                         Aaa     10/01 at 102         798,506
         720,000    6.500%, 10/01/13                                         Aaa     10/01 at 102         771,710
         730,000    6.500%, 10/01/14                                         Aaa     10/01 at 102         782,429
         735,000    6.500%, 10/01/15                                         Aaa     10/01 at 102         787,788
         250,000    6.500%, 10/01/16                                         Aaa     10/01 at 102         267,955
         245,000    6.500%, 10/01/17                                         Aaa     10/01 at 102         262,596
         245,000    6.500%, 10/01/18                                         Aaa     10/01 at 102         261,268
         240,000    6.500%, 10/01/19                                         Aaa     10/01 at 102         255,936
                   County of Suffolk, New York, Public Improvement
                    Bonds, 1991 Series B:
         265,000    6.500%, 10/01/11                                         Aaa     10/01 at 102         284,032
         265,000    6.500%, 10/01/12                                         Aaa     10/01 at 102         284,032
         270,000    6.500%, 10/01/13                                         Aaa     10/01 at 102         289,391
         275,000    6.500%, 10/01/14                                         Aaa     10/01 at 102         294,751
         280,000    6.500%, 10/01/15                                         Aaa     10/01 at 102         300,110
         275,000    6.500%, 10/01/16                                         Aaa     10/01 at 102         294,751
         280,000    6.500%, 10/01/17                                         Aaa     10/01 at 102         300,110
         285,000    6.500%, 10/01/19                                         Aaa     10/01 at 102         303,924
      17,945,000   Triborough Bridge and Tunnel Authority, General
                    Purpose Revenue Bonds, SeriesT, 7.000%, 1/01/20
                    (Pre-refunded to 1/01/01)                                Aaa      1/01 at 102      19,704,148
       2,500,000   Triborough Bridge and Tunnel Authority, General
                    Purpose Revenue Bonds, Series P, 6.500%, 1/01/15
                    (Pre-refunded to 1/01/99)                                Aaa  1/99 at 101 1/2       2,630,000
      12,000,000   Triborough Bridge and Tunnel Authority, Special
                    Obligation Refunding Bonds, Series 1991A,
                    6.625%, 1/01/17                                          Aaa      1/01 at 102      12,817,080
                   Triborough Bridge and Tunnel Authority, Special
                    Obligation Refunding Bonds, Series 1991B:
      14,000,000    7.100%, 1/01/10                                          Aaa      1/01 at 102      15,232,700
       3,500,000    6.875%, 1/01/15                                          Aaa      1/01 at 102       3,770,300
-----------------------------------------------------------------------------------------------------------------
    $464,752,000   Total Investments - (cost $461,110,244) - 98.7%                                    497,037,037
================
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.1%
      $  400,000   The City of New York, General Obligation Bonds,
================
                    Fiscal 1995 Series B, Variable Rate Demand Bonds,
                    3.800%, 8/15/05+                                      VMIG-1                          400,000
-----------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.2%                                                 6,178,605

-----------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $503,615,642
                                                                                                     ============

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa              106     $449,736,136             91%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3                2       20,986,951              4
  PORTFOLIO OF                        A+                     A1                2       20,480,200              4
  INVESTMENTS            BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3                1        5,833,750              1
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):

  TOTAL                                                                      111     $497,037,037            100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance of Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC. (NUN)
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 3,520,000   Dormitory Authority of the State of New York,
                    Judicial Facilities Lease Revenue Bonds (Suffolk
                    County Issue), Series 1986, 7.375%, 7/01/16              Aaa     No Opt. Call     $ 4,208,899
       8,250,000   Dormitory Authority of the State of New York, New
                    York Foundling Charitable Corporation, Insured
                    Revenue Bonds, Series 1987, 6.500%, 7/01/12              Aaa      7/97 at 102       8,461,695
       1,000,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities Revenue Bonds,
                    Series 1989A, 7.125%, 5/15/17                            Aaa      5/99 at 102       1,075,450
       6,450,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Second General
                    Resolution Revenue Bonds, Series 1990F,
                    7.500%, 7/01/20 (Pre-refunded to 7/01/00)                Aaa      7/00 at 102       7,130,669
      10,000,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities Revenue Bonds,
                    Series 1990C, 7.000%, 5/15/18 (Pre-refunded
                    to 5/15/00)                                              Aaa      5/00 at 102      10,883,300
       5,455,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Second General
                    Resolution Revenue Bonds, Series 1990C,
                    7.000%, 7/01/14                                          Aaa      7/00 at 102       5,890,527
       1,000,000   Dormitory Authority of the State of New York, Mount
                    Sinai School of Medicine, Insured Revenue Bonds,
                    Series 1991, 6.750%, 7/01/15                             Aaa      7/01 at 102       1,079,370
                   Dormitory Authority of the State of New York,
                    Hamilton College, Insured Bonds, Series 1991:
       2,000,000    6.500%, 7/01/11                                          Aaa      7/01 at 102       2,138,260
       7,750,000    6.500%, 7/01/21                                          Aaa      7/01 at 102       8,015,825
       1,000,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities Revenue Bonds,
                    Series 1990B, 7.000%, 5/15/16                            Aaa      5/00 at 102       1,077,690
       3,000,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1991 A, 6.750%, 5/15/21 (Pre-refunded
                    to 5/15/02)                                              Aaa      5/02 at 102       3,319,110
       7,250,000   Dormitory Authority of the State of New York, The
                    New York Public Library, Insured Revenue Bonds,
                    Series 1992A, 5.875%, 7/01/22                            Aaa      7/02 at 102       7,202,078
       7,515,000   Dormitory Authority of the State of New York,
                    Marist College, Insured Revenue Bonds, Series
                    1992, 6.000%, 7/01/22                                    Aaa      7/02 at 102       7,547,014
       1,000,000   Dormitory Authority of the State of New York,
                    City University System Consolidated Second
                    General Resolution Revenue Bonds, Series 1993A,
                    5.750%, 7/01/18                                          Aaa     No Opt. Call       1,009,090
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 5,375,000   Dormitory Authority of the State of New York,
                    Leake and Watts Services, Inc., Insured Revenue
                    Bonds, Series 1994, 6.000%, 7/01/23                      Aaa      7/04 at 102     $ 5,402,789
       1,970,000   Dormitory Authority of the State of New York,
                    University of Rochester, Strong Memorial
                    Hospital Revenue Bonds, Series 1994,
                    5.900%, 7/01/17                                          Aaa      7/04 at 102       1,968,641
       1,000,000   Dormitory Authority of the State of New York,
                    Fordham University, Insured Revenue Bonds,
                    Series 1994, 5.500%, 7/01/23                             Aaa      7/04 at 102         942,390
       3,700,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Third General
                    Resolution Revenue Bonds, 1994 Series 1,
                     6.300%, 7/01/24                                         Aaa      7/04 at 102       3,856,140
       1,240,000   Dormitory Authority of the State of New York, Sarah
                    Lawrence College, Revenue Bonds, Series 1995,
                    6.000%, 7/01/24                                          Aaa      7/05 at 102       1,246,932
       2,200,000   Dormitory Authority of the State of New York,
                    Mental Health Services, Facilities Improvement
                    Revenue Bonds, Series 1996B, 5.125%, 8/15/21             Aaa      2/06 at 102       1,998,040
       2,000,000   Dormitory Authority of the State of New York,
                    United Cerebral Palsy of New York City, Inc.,
                    Insured Revenue Bonds, Series 1996,
                    5.500%, 7/01/24                                          Aaa      7/06 at 102       1,898,500
       1,250,000   Dormitory Authority of The State of New York, St.
                    John's University, Insured Revenue Bonds, Series
                    1996, 5.600%, 7/01/16                                    Aaa      7/06 at 102       1,221,813
       4,625,000   Dormitory Authority of the State of New York,
                    Barnard College, Insured Revenue Bonds, Series
                    1996, 5.250%, 7/01/26                                    Aaa      7/07 at 101       4,235,020
       2,000,000   Dormitory Authority of the State of New York,
                    Ithaca College, Insured Revenue Bonds, Series 1997,
                    5.250%, 7/01/26 (DD)                                     Aaa      7/07 at 102       1,831,360
      10,000,000   New York Local Government Assistance Corporation,
                    Series 1993 B, Refunding Bonds, 5.000%, 4/01/23          Aaa      4/04 at 100       8,768,900
                   New York Medical Care Facilities Finance Agency,
                    Mental Health Services Facilities Improvement
                    Revenue Bonds, 1992 Series A:
           5,000    6.375%, 8/15/10 (Pre-refunded to 2/15/02)                Aaa      2/02 at 102           5,426
       7,495,000    6.375%, 8/15/10                                          Aaa      2/02 at 102       7,863,304
      15,675,000    6.375%, 8/15/17                                          Aaa     12/02 at 102      16,272,845
                   New York State Energy Research and Development
                    Authority, Electric Facilities Revenue Bonds, Series
                    1989 C (Consolidated Edison Company of New
                    York, Inc. Project):
      10,000,000    7.250%, 11/01/24 (Alternative Minimum Tax)                A1     11/98 at 101      10,431,900
       5,000,000    7.250%, 11/01/24 (Alternative Minimum Tax)               Aaa     11/98 at 101       5,249,100
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 6,000,000   New York State Energy Research and Development
                    Authority, Adjustable Rate Gas Facilities Revenue
                    Bonds, Series 1989A (The Brooklyn Union Gas
                    Company Project), 6.750%, 2/01/24 (Alternative
                    Minimum Tax)                                             Aaa      5/02 at 102     $ 6,454,740
       2,500,000   New York State Energy Research and Development
                    Authority, Gas Facilities Revenue Bonds, Series C
                    (The Brooklyn Union Gas Company Project),
                    5.600%, 6/01/25 (Alternative Minimum Tax)                Aaa      7/03 at 102       2,343,725
      12,000,000   New York State Energy Research and Development
                    Authority, Pollution Control Revenue Bonds, Series
                    1992B (Rochester Gas and Electric Corporation
                    Projects), 6.500%, 5/15/32 (Alternative
                    Minimum Tax)                                             Aaa      5/02 at 102      12,565,320
       9,000,000   New York State Energy Research and Development
                    Authority, Facilities Revenue Bonds, Series 1992B
                    (Consolidated Edison Company of New York, Inc.
                    Project), 6.375%, 12/01/27 (Alternative
                    Minimum Tax)                                             Aaa     12/01 at 101       9,214,470
       1,700,000   New York State Finance Agency, Housing Project
                    Mortgage Revenue Bonds, 1996 Series A Refunding,
                    6.125%, 11/01/20                                         Aaa      5/06 at 102       1,726,537
       1,600,000   New York State Housing Finance Agency, Insured
                    Multi-Family Mortgage Housing Revenue Bonds,
                    1994 Series B, 6.250%, 8/15/14                           Aaa      8/04 at 102       1,653,696
       1,845,000   New York State Medical Care Facilities Finance
                    Agency, Secured Hospital Revenue Bonds, 1987
                    Series A, 7.100%, 2/15/27                                Aaa      2/99 at 100       1,886,365
       6,530,000   New York State Medical Care Facilities Finance
                    Agency, St. Luke's-Roosevelt Hospital Center
                    FHA-Insured Mortgage Revenue Bonds, 1989
                    Series B, 7.450%, 2/15/29 (Pre-refunded to 2/15/00)      Aaa      2/00 at 102       7,151,525
       3,330,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1989 Series A,
                    7.250%, 2/15/09                                          Aaa      2/99 at 102       3,533,563
       5,350,000   New York State Medical Care Facilities Finance
                    Agency, Sisters of Charity Hospital of Buffalo
                    Project Revenue Bonds, 1991 Series A,
                    6.625%, 11/01/18                                         Aaa     11/01 at 102       5,697,590
       1,500,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1992 Series A,
                    6.700%, 8/15/23                                           AA      8/02 at 102       1,567,575
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 1,000,000   New York State Medical Care Facilities Finance
                    Agency, St. Mary's Hospital (Rochester), Mortgage
                    Project Revenue Bonds, 1994 Series A Refunding,
                    6.200%, 11/01/14                                         Aaa     11/03 at 102     $ 1,026,350
       2,000,000   New York State Medical Care Facilities Finance
                    Agency, Health Center Projects Revenue Bonds
                    (Secured Mortgage Program), 1995 Series A,
                    6.375%, 11/15/19                                         Aaa     11/05 at 102       2,089,280
       3,000,000   New York State Medical Care Facilities Finance
                    Agency, Montefiore Medical Center FHA-Insured
                    Mortgage Revenue Bonds, 1995 Series A,
                    5.750%, 2/15/25                                          Aaa      2/05 at 102       2,912,640
       5,250,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1993 Series F
                    Refunding, 5.250%, 2/15/19                               Aaa      2/04 at 102       4,770,518
       4,000,000   New York State Thruway Authority, General Revenue
                    Bonds, Series A, 5.750%, 1/01/19                         Aaa      1/02 at 102       3,924,200
                   New York State Urban Development Corporation,
                    Section 236 Revenue Bonds, Series 1992A:
       5,515,000    6.700%, 1/01/12                                          Aaa      1/02 at 102       5,922,117
      17,995,000    6.750%, 1/01/26                                          Aaa      1/02 at 102      19,455,474
       8,900,000   New York State Urban Development Corporation,
                    Correctional Facilities Revenue Bonds, Series F,
                    6.500%, 1/01/19                                          Aaa  1/99 at 101 1/2       9,283,056
       1,000,000   New York State Urban Development Corporation,
                    Correctional Facilities Revenue Bonds, Series G,
                    7.250%, 1/01/14 (Pre-refunded to 1/01/00)                Aaa      1/00 at 102       1,088,120
       3,710,000   New York State Urban Development Corporation,
                    Correctional Facilities Revenue Bonds, Series C,
                    7.500%, 1/01/12 (Pre-refunded to 1/01/98)                Aaa      1/98 at 102       3,883,368
       3,100,000   New York State Urban Development Corporation,
                    Correctional Capital Facilities Revenue Bonds,
                    Series 1, 7.500%, 1/01/20 (Pre-refunded to 1/01/00)      Aaa      1/00 at 102       3,393,012
       3,000,000   New York State Urban Development Corporation,
                    Youth Facilities Revenue Bonds, Series 1994,
                    5.700%, 4/01/14                                          Aaa      4/04 at 102       2,996,430
       4,825,000   Power Authority of the State of New York, General
                    Purpose Bonds, Series Z, 6.500%, 1/01/19                 Aaa      1/02 at 102       5,124,391
       5,000,000   Power Authority of the State of New York, General
                    Purpose Bonds, Series Y, 6.00%, 1/01/20                  Aaa      1/01 at 100       5,011,900
         985,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series VV,
                    7.250%, 10/01/07 (Alternative Minimum Tax)               Aaa     10/01 at 102       1,052,453
         190,000   State of New York Mortgage Agency, Mortgage
                    Revenue Bonds, Eighth Series F, 8.000%, 10/01/17          Aa      7/98 at 102         191,214
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 2,000,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series 33,
                    5.400%, 10/01/17                                         Aaa      3/04 at 102     $ 1,921,000
       3,000,000   Buffalo and Fort Erie Public Bridge Authority, Toll
                    Bridge System Revenue Bonds, Series 1995,
                    5.750%, 1/01/25                                          Aaa      1/05 at 101       2,936,610
       1,980,000   Town of Clifton Park Water Authority (New York),
                    Water System Revenue Bonds, 1991 Series A,
                    6.375%, 10/01/26 (Pre-refunded to 10/01/02)              Aaa     10/02 at 102       2,167,249
       1,000,000   County of Erie, New York, General Obligation
                    Bonds-1995 Series B, 5.625%, 6/15/20                     Aaa  6/05 at 101 1/2         968,450
       1,650,000   Islip Resource Recovery Agency, Resource Recovery
                    System Revenue Bonds (1985 Facility - Series B
                    (1994), 7.250%, 7/01/11 (Alternative Minimum Tax)        Aaa     No Opt. Call       1,921,755
       3,000,000   Metropolitan Transportation Authority, Commuter
                    Facilities Revenue Bonds, Series 1996A,
                    6.000%, 7/01/16                                          Aaa      7/06 at 102       3,035,160
      15,000,000   Metropolitan Transportation Authority, Transit
                    Facilities 1987 Service Contract Bonds, Series 5,
                    6.500%, 7/01/16                                          Aaa      7/01 at 102      16,036,950
      24,155,000   Metropolitan Transportation Authority, Transit
                    Facilities Revenue Bonds, Series J, 6.500%, 7/01/18      Aaa      7/02 at 102      25,746,815
       3,500,000   Monroe County Airport Authority, Greater Rochester
                    International Airport Revenue Bonds, Series 1989,
                    7.250%, 1/01/19 (Alternative Minimum Tax)                Aaa      1/00 at 102       3,769,640
       3,295,000   County of Monroe Industrial Development Agency
                    (Monroe County, New York), 1986 Industrial
                    Development Revenue Bonds (Wilmur Associates
                    Facility), Eastman Place Remarketing,
                    7.250%, 12/01/16 (Alternative Minimum Tax)               Aaa     12/99 at 103       3,581,171
                   County of Nassau, New York, General Obligation
                    Serial Bonds:
       1,410,000    6.100%, 11/15/07                                         Aaa     11/01 at 103       1,495,714
       1,260,000    6.375%, 11/15/09 (Pre-refunded to 11/15/01)              Aaa     11/01 at 103       1,379,675
       1,495,000    6.100%, 11/15/09                                         Aaa     11/01 at 103       1,578,884
       1,285,000    6.375%, 11/15/10 (Pre-refunded to 11/15/01)              Aaa     11/01 at 103       1,407,049
       1,000,000    6.100%, 11/15/10                                         Aaa     11/01 at 103       1,051,890
       2,500,000   The City of New York, General Obligation Bonds,
                    Fiscal 1992 Series H, 7.100%, 2/01/10                    Aaa  2/02 at 101 1/2       2,732,525
                   The City of New York, General Obligation Bonds,
                    Fiscal 1992 Series C, Subseries C-1:
      19,800,000    6.625%, 8/01/15 (Pre-refunded to 8/01/02)                Aaa  8/02 at 101 1/2      21,780,198
         200,000    6.625%, 8/01/15                                          Aaa  8/02 at 101 1/2         214,472
      12,475,000   Pass-Through Certificates of New York City, HDC
                    Multifamily Housing, Limited Obligation Bonds,
                    Series 1991A, 6.500%, 2/20/19                            Aaa      7/97 at 105      14,501,439
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 2,000,000   New York City Industrial Development Agency,
                    Amended and Restated Industrial Development
                    Revenue Bonds (1991 Japan Airlines Company,
                    Ltd. Project), 6.000%, 11/01/15 (Alternative
                    Minimum Tax)                                             Aaa     11/04 at 102     $ 2,009,000
                   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1992 Series A:
       9,500,000    6.750%, 6/15/16                                          Aaa      6/01 at 101      10,171,840
       9,770,000    6.250%, 6/15/21                                          Aaa      6/01 at 100      10,013,175
       5,090,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1990 Series A, 6.750%, 6/15/14 (Pre-refunded
                    to 6/15/99)                                              Aaa  6/99 at 101 1/2       5,422,733
      21,290,000   New York City, Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1992 Series C, 6.500%, 6/15/21 (Pre-refunded
                    to 6/15/97)                                              Aaa   6/97 at 101 12      21,727,084
       5,000,000   The Trust for Cultural Resources of The City of New
                    York, New York Botanical Garden Recreational
                    Facilities Improvements, 5.800%, 7/01/26                 Aaa      7/06 at 101       4,947,400
       7,250,000   The Trust for Cultural Resources of The City of New
                    York, Revenue Refunding Bonds, Series 1996A
                    (The Museum of Modern Art), 5.500%, 1/01/21 (DD1)        Aaa      1/07 at 102       6,885,688
       4,700,000   Niagara Falls Bridge Commission, Toll Bridge System
                    Revenue Bonds, Series 1992, 6.125%, 10/01/19
                    (Pre-refunded to 10/01/02)                               Aaa     10/02 at 102       5,086,951
       1,000,000   Niagara Frontier Transportation Authority (Greater
                    Buffalo International Airport), Airport Revenue
                    Bonds, Series 1994A, 6.250%, 4/01/24 (Alternative
                    Minimum Tax)                                             Aaa      4/04 at 102       1,021,720
       5,000,000   The Port Authority of New York and New Jersey,
                    Consolidated Bonds, Seventy-First Series,
                    6.500%, 1/15/26                                          Aaa      1/01 at 101       5,257,200
      10,000,000   The Port Authority of New York and New Jersey,
                    Consolidated Bonds, Seventy-Sixth Series,
                    6.500%, 11/01/26 (Alternative Minimum Tax)               Aaa     11/01 at 101      10,504,600
       5,000,000   The Port Authority of New York and New Jersey,
                    Consolidated Bonds, Seventy-First Series, Revenue
                    Bonds, 6.500%, 1/15/26                                   Aaa      1/01 at 101       5,257,200
       7,000,000   Triborough Bridge and Tunnel Authority, General
                    Purpose Revenue Bonds, Series X, 6.500%, 1/01/19         Aaa  1/02 at 101 1/2       7,407,190
       2,500,000   Triborough Bridge and Tunnel Authority, General
                    Purpose Revenue Bonds, Series S, 7.000%, 1/01/21
                    (Pre-refunded to 1/01/01)                                Aaa  1/01 at 101 1/2       2,734,525
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 3,000,000   Triborough Bridge and Tunnel Authority, General
                    Purpose Revenue Bonds, Series T, 7.000%, 1/01/20
                    (Pre-refunded to 1/01/01)                                Aaa      1/01 at 102     $ 3,294,090
       5,800,000   Triborough Bridge and Tunnel Authority, General
                    Purpose Revenue Bonds, Series W, 6.750%, 1/01/22
                    (Pre-refunded to 1/01/02)                                Aaa  1/02 at 101 1/2       6,361,033
       2,500,000   Triborough Bridge and Tunnel Authority, General
                    Purpose Revenue Bonds, Series P, 6.500%, 1/01/15
                    (Pre-refunded to 1/01/99)                                Aaa  1/99 at 101 1/2       2,630,000
      24,000,000   Triborough Bridge and Tunnel Authority, Special
                    Obligation Refunding Bonds, Series 1991B,
                    6.875%, 1/01/15                                          Aaa      1/01 at 102      25,853,520
       1,000,000   Western Nassau County Water Authority, System
                    Revenue Bonds, Series 1995, 5.650%, 5/01/26              Aaa      5/06 at 102         967,400
         525,000   City of Yonkers, New York, General Obligation Serial
                    Bonds-1992-A, 6.500%, 2/15/07                            Aaa      2/02 at 102         562,531
       1,390,000   City of Yonkers, New York, General Obligation Serial
                    Bonds-1992-B, 6.500%, 2/15/07                            Aaa      2/02 at 102       1,489,370
-----------------------------------------------------------------------------------------------------------------
    $492,870,000   Total Investments - (cost $489,369,169) - 98.4%                                    515,982,602
================
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 1.1%
     $ 2,600,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series B, Variable Rate Demand Bonds,
                    3.800%, 8/15/05+                                      VMIG-1                        2,600,000
       2,100,000   Dormitory Authority of the State of New York,
                    Cornell University Revenue Bonds, Series 1990B,
                    Variable Rate Demand Bonds, 3.750%, 7/01/25+          VMIG-1                        2,100,000
       1,100,000   The Port Authority of New York and New Jersey,
                    Versatile Structure Obligations, Series 5, Variable
                    Rate Demand Bonds, 3.750%, 8/01/24+                   VMIG-1                        1,100,000
-----------------------------------------------------------------------------------------------------------------
     $ 5,800,000   Total Temporary Investments - 1.1%                                                   5,800,000
================
                   Other Assets Less Liabilities - 0.5%                                                 2,511,068
-----------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $524,293,670
                                                                                                     ============

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               94     $503,791,913             98%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3                2        1,758,789              1
  PORTFOLIO OF                        A+                     A1                1       10,431,900              1
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):

  TOTAL                                                                       97     $515,982,602            100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance of Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. (DD) Security purchased on a delayed delivery basis (see note 1 of the Notes to Financial Statements).
(DD1) Portion of security purchased on a delayed delivery basis (see note 1 of the Notes to Financial Statements).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED NEW YORK PREMIUM INCOME MUNICIPAL FUND, INC. (NNF)
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
                   Dormitory Authority of the State of New York,
                    Colgate University, Insured Revenue Bonds,
                    Series 1991A:
     $ 1,250,000    6.700%, 7/01/11 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102     $ 1,367,575
       1,000,000    6.500%, 7/01/21 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102       1,086,760
       4,500,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Second General
                    Resolution Revenue Bonds, Series 1990C,
                    7.000%, 7/01/14                                          Aaa      7/00 at 102       4,859,280
       2,000,000   Dormitory Authority of the State of New York,
                    New York University, Insured Revenue Bonds,
                    Series 1991, 6.000%, 7/01/15                             Aaa      7/01 at 102       2,027,300
       2,500,000   Dormitory Authority of the State of New York, The
                    New York Public Library, Insured Revenue Bonds,
                    Series 1992A, 5.875%, 7/01/22                            Aaa      7/02 at 102       2,483,475
       2,500,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1995A, 6.000%, 5/15/22                            Aaa      5/03 at 102       2,441,200
       3,750,000   Dormitory Authority of the State of New York,
                    Rensselaer Polytechnic Institute Insured Revenue
                    Bonds, Series 1993, 5.250%, 7/01/22                      Aaa      7/03 at 101       3,406,575
       2,000,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Second General
                    Resolution Revenue Bonds, Series 1993A,
                    5.750%, 7/01/18                                          Aaa     No Opt. Call       2,018,180
       2,450,000   Dormitory Authority of the State of New York,
                    Mount Sinai School of Medicine, Insured Revenue
                    Bonds, Series 1994A, 5.000%, 7/01/21                     Aaa      7/04 at 102       2,168,716
       1,000,000   Dormitory Authority of the State of New York,
                    University of Rochester, Strong Memorial Hospital
                    Revenue Bonds, Series 1994, 5.500%, 7/01/21              Aaa      7/04 at 102         938,250
       6,855,000   Dormitory Authority of the State of New York, City
                    University System Consolidated, Third General
                    Resolution Revenue Bonds, 1994 Series 2,
                    6.750%, 7/01/24 (Pre-refunded to 7/01/04)                Aaa      7/04 at 102       7,732,577
       1,920,000   Dormitory Authority of the State of New York, Long
                    Beach Medical Center, FHA-Insured Mortgage
                    Hospital Revenue Bonds, Series 1995,
                    5.550%, 8/01/15                                          Aaa      8/05 at 102       1,863,974
       3,000,000   Dormitory Authority of the State of New York, Ellis
                    Hospital FHA-Insured Mortgage Hospital Revenue
                    Bonds, Series 1995, 5.600%, 8/01/25                      Aaa      8/05 at 102       2,866,650
       4,000,000   Dormitory Authority of the State of New York,
                    Maimonides Medical Center, FHA-Insured
                    Mortgage Hospital Revenue Bonds, Series 1996A,
                    5.750%, 8/01/14                                          Aaa      2/06 at 102       4,004,440
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 2,000,000   Dormitory Authority of The State of New York,
                    St. John's University, Insured Revenue Bonds,
                    Series 1996, 5.600%, 7/01/16                             Aaa      7/06 at 102     $ 1,954,900
       2,500,000   Dormitory Authority of the State of New York, New
                    School for Social Research, Insured Revenue Bonds,
                    Series 1997, 5.750%, 7/01/26 (WI)                        Aaa      7/07 at 102       2,446,075
       2,000,000   New York Medical Care Facilities Finance Agency,
                    Mental Health Services Facilities Improvement
                    Revenue Bonds, 1992 Series A, 6.375%, 8/15/17            Aaa     12/02 at 102       2,076,280
       2,500,000   New York State Energy Research and Development
                    Authority, Adjustable Rate Gas Facilities Revenue
                    Bonds, Series 1989A (The Brooklyn Union Gas
                    Company Project), 6.750%, 2/01/24 (Alternative
                    Minimum Tax)                                             Aaa      5/02 at 102       2,689,475
       5,000,000   New York State Energy Research and Development
                    Authority, Gas Facilities Revenue Bonds, Series C
                    (The Brooklyn Union Gas Company Project),
                    5.600%, 6/01/25 (Alternative Minimum Tax)                Aaa      7/03 at 102       4,687,450
       6,100,000   New York State Energy Research and Development
                    Authority, Pollution Control Revenue Bonds, Series
                    1992B (Rochester Gas and Electric Corporation
                    Projects), 6.500%, 5/15/32 (Alternative
                    Minimum Tax)                                             Aaa      5/02 at 102       6,387,371
       2,500,000   New York State Energy Research and Development
                    Authority, Adjustable Rate Pollution Control
                    Revenue Bonds (New York State Electric and Gas
                    Corporation Project), 1987 Series A,
                    6.150%, 7/01/26 (Alternative Minimum Tax)                Aaa      7/05 at 102       2,506,300
       2,500,000   New York State Energy Research and Development
                    Authority, Facilities Revenue Bonds, Series 1992B
                    (Consolidated Edison Company of New York, Inc.
                    Project), 6.375%, 12/01/27 (Alternative
                    Minimum Tax)                                             Aaa     12/01 at 101       2,559,575
       1,000,000   New York State Energy Research and Development
                    Authority, Facilities Refunding Revenue Bonds,
                    Series 1993 B (Consolidated Edison Company of
                    New York, Inc. Project), 5.250%, 8/15/20                 Aaa     10/03 at 102         911,580
       2,250,000   New York State Finance Agency, Housing Project
                    Mortgage Revenue Bonds, 1996 Series A Refunding,
                    6.125%, 11/01/20                                         Aaa      5/06 at 102       2,285,123
         100,000   New York State Medical Care Facilities Finance
                    Agency, St. Luke's-Roosevelt Hospital Center,
                    FHA-Insured Mortgage Revenue Bonds, 1989
                    Series B, 7.450%, 2/15/29 (Pre-refunded to 2/15/00)      Aaa      2/00 at 102         109,518
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 2,635,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1992 Series C (Mount
                    Sinai Hospital), 6.375%, 8/15/29                         AAA      8/02 at 102     $ 2,685,882
       2,500,000   New York State Medical Care Facilities Finance
                    Agency, South Nassau Communities Hospital
                    Project Revenue Bonds, 1992 Series A,
                    6.125%, 11/01/11                                         Aaa     11/02 at 102       2,584,725
       4,500,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1994 Series A,
                    5.250%, 8/15/23                                          Aaa      2/04 at 102       4,058,235
       4,395,000   New York State Medical Care Facilities Finance
                    Agency, FHA-Insured Mortgage Project Revenue
                    Bonds, 1995 Series F, 6.200%, 8/15/15                     Aa      8/05 at 102       4,460,090
       7,800,000   New York State Medical Care Facilities Finance
                    Agency, New York Hospital FHA-Insured Mortgage
                    Revenue Bonds, 1994 Series A (AMBAC Insured
                    Series), 6.800%, 8/15/24                                 Aaa      2/05 at 102       8,492,250
       1,745,000   New York State Medical Care Facilities Finance
                    Agency, Montefiore Medical Center FHA-Insured
                    Mortgage Revenue Bonds, 1995 Series A,
                    5.750%, 2/15/25                                          Aaa      2/05 at 102       1,694,186
       3,500,000   New York State Medical Care Facilities Finance
                    Agency, FHA Mortgage Revenue Bonds (St. Luke's-
                    Roosevelt Hospital), Series 1993, 5.625%, 8/15/18        Aaa      8/03 at 102       3,332,700
       4,700,000   New York State Medical Care Facilities Finance
                    Agency, Hospital Insured Mortgage Revenue Bonds,
                    1994 Series A Refunding, 5.375%, 2/15/25                 Aaa      2/04 at 102       4,295,424
       2,160,000   New York State Thruway Authority, General Revenue
                    Bonds, Series C, 6.000%, 1/01/25                         Aaa      1/05 at 102       2,171,642
       2,000,000   New York State Thruway Authority, Highway and
                    Bridge Trust Fund Bonds, Series 1995A,
                    6.250%, 4/01/06                                          Aaa      4/05 at 102       2,157,620
       2,000,000   New York State Urban Development Corporation,
                    Section 236 Revenue Bonds, Series 1992A
                    6.700%, 1/01/12                                          Aaa      1/02 at 102       2,147,640
       1,900,000   New York State Urban Development Corporation
                    Correctional Facilities Revenue Bonds, 1993A,
                    Refunding Series, 5.250%, 1/01/14                        Aaa     No Opt. Call       1,821,188
       6,000,000   New York State Urban Development Corporation,
                    Correctional Facilities Revenue Bonds, 1993
                    Refunding Series, 5.250%, 1/01/18                        Aaa      1/03 at 102       5,532,840
       2,500,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series 30-B,
                    6.650%, 10/01/25 (Alternative Minimum Tax)                Aa      3/03 at 102       2,586,750
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 1,200,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series 30-C-1,
                    5.850%, 10/01/25 (Alternative Minimum Tax)                Aa     10/03 at 102     $ 1,173,960
       2,000,000   Buffalo Sewer Authority, Sewer System Revenue Bonds,
                    Series G, 5.000%, 7/01/12                                Aaa      7/03 at 100       1,865,200
       1,595,000   Town of Huntington, Suffolk County, New York,
                    General Obligation Refunding Bonds, 1993,
                    5.500%, 4/01/13                                          Aaa      4/03 at 102       1,580,773
       1,165,000   Islip Resource Recovery Agency, Resource Recovery
                    System Revenue Bonds (1985 Facility - Series B
                    (1994)), 6.125%, 7/01/13 (Alternative Minimum Tax)       Aaa      7/04 at 102       1,198,401
       2,000,000   Metropolitan Transportation Authority, Commuter
                    Facilities Revenue Bonds, Series 1992B,
                    6.250%, 7/01/17                                          Aaa      7/02 at 102       2,067,360
       1,000,000   Metropolitan Transportation Authority, Commuter
                    Facilities Revenue Bonds, Series 1994A,
                    6.375%, 7/01/18                                          Aaa  7/04 at 101 1/2       1,049,730
       2,500,000   Metropolitan Transportation Authority (New York),
                    Transit Facilities Service Contract Bonds, Series P,
                    5.750%, 7/01/15                                          Aaa  7/03 at 101 1/2       2,480,225
       1,700,000   Metropolitan Transportation Authority, Transit
                    Facilities Revenue Bonds, Series A, 6.100%, 7/01/21      Aaa      7/06 at 102       1,732,385
       1,800,000   Monroe County Airport Authority, Greater Rochester
                    International Airport Revenue Refunding Bonds,
                    Series 1993, 5.375%, 1/01/19 (Alternative
                    Minimum Tax)                                             Aaa      1/03 at 102       1,650,870
       2,000,000   County of Monroe County Industrial Development
                    Agency, Civic Facility Revenue Bonds (Nazareth
                    College of Rochester Project), Series 1995,
                    6.000%, 6/01/20                                          Aaa      6/05 at 102       2,011,140
         210,000   County of Nassau, New York, General Obligation
                    Serial Bonds, Serial General Improvement Bonds,
                    Series 1993-H, 5.500%, 6/15/16                           Aaa     No Opt. Call         204,280
       1,500,000   County of Nassau, New York, General Obligation
                    Serial Bonds, Serial General Improvement Bonds,
                    Series O, 5.700%, 8/01/13                                Aaa      8/04 at 103       1,507,320
       4,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series E, 8.000%, 8/01/05                    Aaa     No Opt. Call       4,774,600
       2,385,000   The City of New York, General Obligation Bonds,
                    1992 Series C, 6.625%, 8/01/14 (Pre-refunded
                    to 8/01/02)                                              Aaa  8/02 at 101 1/2       2,623,524
       1,500,000   The City of New York, General Obligation Bonds,
                    Fiscal 1990 Series F, 6.000%, 8/01/19                    Aaa  8/98 at 101 1/2       1,524,390
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
     $ 2,000,000   New York City Industrial Development Agency,
                    Amended and Restated Industrial Development
                    Revenue Bonds (1991 Japan Airlines Company,
                    Ltd. Project), 6.000%, 11/01/15 (Alternative
                    Minimum Tax)                                             Aaa     11/04 at 102     $ 2,009,000
       2,185,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Series
                    1992C, 6.500%, 6/15/21 (Pre-refunded to 6/15/97)         Aaa  6/97 at 101 1/2       2,229,858
       5,460,000   The Trust for Cultural Resources of The City of New
                    York, New York Botanical Garden Recreational
                    Facilities Improvements, 5.800% 7/01/26                  Aaa      7/06 at 101       5,402,561
       1,250,000   The Trust for Cultural Resources of The City of New
                    York, Revenue Refunding Bonds, Series 1996A
                    (The Museum of Modern Art), 5.500%, 1/01/21              Aaa      1/07 at 102       1,187,188
       1,000,000   New York City Industrial Development Agency,
                    Civic Facility Revenue Bonds (USTA National
                    Tennis Center Incorporated Project),
                    6.375%, 11/15/14                                         Aaa     11/04 at 102       1,055,830
         100,000   County of Niagara, New York, Public Improvement
                    (Serial) Bonds, 1993, 5.750%, 8/15/20                    Aaa      8/00 at 102          98,041
       2,115,000   City of Niagara Falls, Niagara County, New York,
                    Water Treatment Plant (Serial) Bonds, 1994,
                    8.500%, 11/01/08 (Alternative Minimum Tax)               Aaa     No Opt. Call       2,669,828
                   City of Niagara Falls, Niagara County, New York,
                    Public Improvement (Serial) Bonds, 1994:
       1,000,000    7.500%, 3/01/13                                          Aaa     No Opt. Call       1,203,680
       2,000,000    6.900%, 3/01/22                                          Aaa      3/04 at 102       2,201,840
       2,500,000   The Port Authority of New York and New Jersey,
                    Consolidated Bonds, Eighty-Fourth Series,
                    5.875%, 7/15/16 (Alternative Minimum Tax)                Aaa      1/03 at 101       2,494,025
       1,000,000   Suffolk County Industrial Development Agency
                    (Suffolk County, New York), Suffolk County
                    Southwest Sewer System Revenue Bonds, Series
                    1994, 4.750%, 2/01/09                                    Aaa      2/04 at 101         931,610
                   Suffolk County Water Authority, New York, Water
                    System Revenue Bonds, Series 1993 Refunding:
       2,500,000    5.100%, 6/01/11                                          Aaa     No Opt. Call       2,415,400
       2,500,000    5.100%, 6/01/12                                          Aaa     No Opt. Call       2,399,075
       3,800,000   Triborough Bridge and Tunnel Authority, General
                    Purpose Revenue Bonds, Series T, 6.000%, 1/01/22
                    (Pre-refunded to 1/01/01)                                Aaa      1/01 at 100       3,979,017
       2,750,000   City of Yonkers, New York, Refunding Serial Bonds,
                    1993-C, 5.500%, 9/01/09                                  Aaa      9/03 at 102       2,758,112
       2,500,000   Puerto Rico Electric Power Authority, Power Revenue
                    Refunding Bonds, Series Y, 7.000%, 7/01/07               Aaa     No Opt. Call       2,872,024
-----------------------------------------------------------------------------------------------------------------
    $176,725,000   Total Investments - (cost $176,314,027) - 99.5%                                    179,251,018
================

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                             RATINGS*   PROVISIONS**          VALUE
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.7%
     $ 1,300,000
================   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series B, Variable Rate Demand Bonds,
                    3.800%, 8/15/05+                                      VMIG-1                      $ 1,300,000
-----------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - (0.2)%                                                (382,313)
-----------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $180,168,705
                                                                                                     ============
                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               67     $171,030,218             95%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3                3        8,220,800              5
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):

  TOTAL                                                                       70     $179,251,018            100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance of Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. (WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)
                                                                      NNY           NNP            NQN            NVN
   ASSETS
   Investments in municipal securities,
      at market value (note 1)                                   $143,780,459   $330,646,924   $384,183,536   $497,037,037
   Temporary investments in short-term municipal
      securities, at amortized cost (note 1)                          600,000           --          900,000        400,000
   Cash                                                                 1,788           --          292,098           --
   Receivables:
      Interest                                                      2,595,849      6,079,901      7,394,682      8,495,731
      Investments sold                                              5,224,965      2,622,483         35,000           --
   Other assets                                                        20,261         41,627         34,919         39,362
                                                                 ------------   ------------   ------------   ------------
        Total assets                                              152,223,322    339,390,935    392,840,235    505,972,130
                                                                 ------------   ------------   ------------   ------------

   LIABILITIES
   Cash overdraft                                                        --          628,774           --           10,406
   Payable for investments purchased                                     --             --             --             --
   Accrued expenses:
      Management fees (note 6)                                         82,031        183,926        212,649        273,022
      Other                                                           106,000        128,547        147,275        126,426
   Preferred share dividends payable                                      N/A         52,859         33,875         72,741
   Common share dividends payable                                     791,165      1,350,669      1,541,970      1,873,893
                                                                 ------------   ------------   ------------   ------------
        Total liabilities                                             979,196      2,344,775      1,935,769      2,356,488
                                                                 ------------   ------------   ------------   ------------
   Net assets (note 7)                                           $151,244,126   $337,046,160   $390,904,466   $503,615,642
                                                                 ============   ============   ============   ============

   Preferred shares, at liquidation value                                 N/A   $104,300,000   $120,000,000   $150,000,000
                                                                 ============   ============   ============   ============

   Preferred shares outstanding                                           N/A          4,172          4,800          6,000
                                                                 ============   ============   ============   ============

   Common shares outstanding                                       14,927,647     14,601,827     17,325,511     22,713,856
                                                                 ============   ============   ============   ============

   Net asset value per Common share outstanding
     (net assets less Preferred shares at liquidation value,
     divided by Common shares outstanding)                      $      10.13   $      15.94   $      15.64   $      15.57
                                                                 ============   ============   ============   ============

N/A - Fund is not authorized to issue Preferred Shares.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)
                                                                     NUN            NNF
   ASSETS
   Investments in municipal securities,
      at market value (note 1)                                  $515,982,602   $179,251,018
   Temporary investments in short-term municipal
      securities, at amortized cost (note 1)                       5,800,000      1,300,000
   Cash                                                              101,848         24,249
   Receivables:
      Interest                                                     8,523,381      2,630,548
      Investments sold                                               984,154        234,645
   Other assets                                                       34,298         22,096
                                                                ------------   ------------
        Total assets                                             531,426,283    183,462,556
                                                                ------------   ------------

   LIABILITIES
   Cash overdraft                                                       --             --
   Payable for investments purchased                               4,795,800      2,482,544
   Accrued expenses:
      Management fees (note 6)                                       284,637         99,998
      Other                                                          125,485        115,542
   Preferred share dividends payable                                  94,201         32,864
   Common share dividends payable                                  1,832,490        562,903
                                                                ------------   ------------
        Total liabilities                                          7,132,613      3,293,851
                                                                ------------   ------------
   Net assets (note 7)                                          $524,293,670   $180,168,705
                                                                ============   ============

   Preferred shares, at liquidation value                       $170,000,000   $ 65,000,000
                                                                ============   ============

   Preferred shares outstanding                                        6,800          2,600
                                                                ============   ============

   Common shares outstanding                                      23,493,459      8,217,560
                                                                ============   ============

   Net asset value per Common share outstanding
      (net assets less Preferred shares at liquidation value,
      divided by Common shares outstanding)                     $      15.08   $      14.01
                                                                ============   ============

   See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended March 31, 1997
(Unaudited)

                                                              NNY              NNP             NQN             NVN
   INVESTMENT INCOME
   Tax-exempt interest income (note 1)                   $  5,334,012    $ 11,258,202    $ 12,814,835    $ 15,828,076
                                                         ------------    ------------    ------------    ------------
   Expenses:
      Management fees (note 6)                                485,678       1,083,253       1,253,330       1,606,971
      Preferred shares--auction fees                              N/A         130,375         150,000         187,500
      Preferred shares--dividend disbursing agent fees            N/A          18,991          13,624          11,149
      Shareholders' servicing agent fees and expenses          28,256          25,106          23,169          23,460
      Custodian's fees and expenses                            21,212          30,589          33,097          39,079
      Directors' fees and expenses (note 6)                       620           1,535           1,747           2,191
      Professional fees                                         8,480           7,132          11,680          11,960
      Shareholders' reports--printing and
       mailing expenses                                        29,032          37,182          37,552          45,622
      Stock exchange listing fees                              13,118           9,630          12,039          17,670
      Investor relations expense                                8,541          13,404          14,508          17,774
      Portfolio insurance expense                                --              --            54,607          68,013
      Other expenses                                            4,417          12,603          11,864          14,651
                                                         ------------    ------------    ------------    ------------
        Total expenses                                        599,354       1,369,800       1,617,217       2,046,040
                                                         ------------    ------------    ------------    ------------
          Net investment income                             4,734,658       9,888,402      11,197,618      13,782,036
                                                         ------------    ------------    ------------    ------------

   REALIZED AND UNREALIZED GAIN
   (LOSS) FROM INVESTMENTS
   Net realized gain (loss) from investment
      transactions (notes 1 and 3)                            672,205         309,769            (422)       (130,082)
   Net change in unrealized appreciation
      or depreciation of investments                       (2,043,279)     (3,882,709)     (4,086,716)     (4,535,766)
                                                         ------------    ------------    ------------    ------------
          Net gain (loss) from investments                 (1,371,074)     (3,572,940)     (4,087,138)     (4,665,848)
                                                         ------------    ------------    ------------    ------------
   Net increase in net assets from operations            $  3,363,584    $  6,315,462    $  7,110,480    $  9,116,188
                                                         ============    ============    ============    ============

N/A - Fund is not authorized to issue Preferred Shares.

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended March 31, 1997
(Unaudited)
                                                                                NUN            NNF
   INVESTMENT INCOME
   Tax-exempt interest income (note 1)                                     $ 15,896,920    $  5,217,269
                                                                           ------------    ------------
   Expenses:
      Management fees (note 6)                                                1,677,385         590,723
      Preferred shares--auction fees                                            212,499          81,250
      Preferred shares--dividend disbursing agent fees                           22,274          12,374
      Shareholders' servicing agent fees and expenses                            22,623           7,856
      Custodian's fees and expenses                                              40,717          23,021
      Directors' fees and expenses (note 6)                                       2,283             930
      Professional fees                                                          12,016           8,212
      Shareholders' reports--printing and mailing expenses                       48,169          23,469
      Stock exchange listing fees                                                16,698           8,085
      Investor relations expense                                                 18,342           6,512
      Portfolio insurance expense                                                13,975          10,104
      Other expenses                                                             13,652           7,594
                                                                           ------------    ------------
        Total expenses                                                        2,100,633         780,130
                                                                           ------------    ------------
          Net investment income                                              13,796,287       4,437,139
                                                                           ------------    ------------

   REALIZED AND UNREALIZED GAIN
   (LOSS) FROM INVESTMENTS
   Net realized gain (loss) from investment transactions
      (notes 1 and 3)                                                           (16,021)       (218,338)
   Net change in unrealized appreciation or depreciation
      of investments                                                         (4,839,720)     (1,846,053)
                                                                           ------------    ------------
          Net gain (loss) from investments                                   (4,855,741)     (2,064,391)
                                                                           ------------    ------------
   Net increase in net assets from operations                              $  8,940,546    $  2,372,748
                                                                           ============    ============

   See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                    NNY                               NNP
                                                      Six months ended    Year ended    Six months ended    Year ended
                                                            3/31/97         9/30/96         3/31/97          9/30/96
   OPERATIONS
   Net investment income                               $   4,734,658    $   8,922,987    $   9,888,402    $  19,625,434
   Net realized gain (loss) from investment
       transactions (notes 1 and 3)                          672,205          390,448          309,769           97,055
   Net change in unrealized appreciation
      or depreciation of investments                      (2,043,279)      (2,759,606)      (3,882,709)      (3,343,913)
                                                       -------------    -------------    -------------    -------------
        Net increase in net assets from operations         3,363,584        6,553,829        6,315,462       16,378,576
                                                       -------------    -------------    -------------    -------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                               (4,741,600)      (9,254,789)      (8,088,109)     (16,274,400)
        Preferred shareholders                                   N/A              N/A       (1,716,305)      (3,634,033)
   From accumulated net realized gains from
     investment transactions:
        Common shareholders                                 (107,163)        (480,474)            --               --
        Preferred shareholders                                   N/A              N/A             --               --
                                                       -------------    -------------    -------------    -------------
      Decrease in net assets from distributions
        to shareholders                                   (4,848,763)      (9,735,263)      (9,804,414)     (19,908,433)
                                                       -------------    -------------    -------------    -------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from shares issued in acquisition of
      NNM, as applicable (note 1)                               --         28,973,267             --               --
   Net proceeds from Common shares issued to
      shareholders due to reinvestment of
      distributions                                          881,410        1,571,945        1,174,966        2,644,024
                                                       -------------    -------------    -------------    -------------
   Net increase in net assets derived from capital
      share transactions                                     881,410       30,545,212        1,174,966        2,644,024
                                                       -------------    -------------    -------------    -------------
        Net increase (decrease) in net assets               (603,769)      27,363,778       (2,313,986)        (885,833)
   Net assets at beginning of period                     151,847,895      124,484,117      339,360,146      340,245,979
                                                       -------------    -------------    -------------    -------------
   Net assets at end of period                         $ 151,244,126    $ 151,847,895    $ 337,046,160    $ 339,360,146
                                                       =============    =============    =============    =============

   Balance of undistributed net investment income
      at end of period                                 $      68,533    $      75,475    $     678,816    $     594,828
                                                       =============    =============    =============    =============

N/A - Fund is not authorized to issue Preferred Shares.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                        NQN                             NVN
                                                        Six months ended    Year ended    Six months ended    Year ended
                                                              3/31/97         9/30/96          3/31/97          9/30/96
   OPERATIONS
   Net investment income                                  $  11,197,618    $  22,303,176    $  13,782,036    $  27,360,961
   Net realized gain (loss) from investment
      transactions (notes 1 and 3)                                 (422)         605,193         (130,082)         345,109
   Net change in unrealized appreciation or
      depreciation of investments                            (4,086,716)      (5,097,400)      (4,535,766)      (2,139,436)
                                                          -------------    -------------    -------------    -------------
        Net increase in net assets from operations            7,110,480       17,810,969        9,116,188       25,566,634
                                                          -------------    -------------    -------------    -------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                                  (9,209,720)     (18,037,677)     (11,212,924)     (22,552,249)
        Preferred shareholders                               (1,904,044)      (4,054,584)      (2,425,872)      (5,066,202)
   From accumulated net realized gains from
     investment transactions:
        Common shareholders                                    (416,639)        (387,001)        (282,980)        (557,052)
        Preferred shareholders                                  (91,224)        (108,312)         (61,908)        (143,064)
                                                          -------------    -------------    -------------    -------------
      Decrease in net assets from distributions
        to shareholders                                     (11,621,627)     (22,587,574)     (13,983,684)     (28,318,567)
                                                          -------------    -------------    -------------    -------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from shares issued in acquisition
      of NNM, as applicable (note 1)                               --               --               --               --
   Net proceeds from Common shares issued to
      shareholders due to reinvestment of
      distributions                                           1,226,356        2,954,112        2,355,199        3,539,742
                                                          -------------    -------------    -------------    -------------
   Net increase in net assets derived from
      capital share transactions                              1,226,356        2,954,112        2,355,199        3,539,742
                                                          -------------    -------------    -------------    -------------
        Net increase (decrease) in net assets                (3,284,791)      (1,822,493)      (2,512,297)         787,809
   Net assets at beginning of period                        394,189,257      396,011,750      506,127,939      505,340,130
                                                          -------------    -------------    -------------    -------------
   Net assets at end of period                            $ 390,904,466    $ 394,189,257    $ 503,615,642    $ 506,127,939
                                                          =============    =============    =============    =============

   Balance of undistributed net investment income
      at end of period                                    $   1,270,060    $   1,186,206    $     954,958    $     811,718
                                                          =============    =============    =============    =============

   See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                   NUN                             NNF
                                                    Six months ended    Year ended    Six months ended      Year ended
                                                        3/31/97          9/30/96           3/31/97            9/30/96
   OPERATIONS
   Net investment income                             $  13,796,287    $  27,798,688    $   4,437,139    $   8,865,077
   Net realized gain (loss) from investment
       transactions (notes 1 and 3)                        (16,021)       1,173,040         (218,338)        (465,881)
   Net change in unrealized appreciation or
      depreciation of investments                       (4,839,720)        (417,870)      (1,846,053)       3,162,286
                                                     -------------    -------------    -------------    -------------
        Net increase in net assets from operations       8,940,546       28,553,858        2,372,748       11,561,482
                                                     -------------    -------------    -------------    -------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                            (10,980,588)     (21,903,186)      (3,377,419)      (6,570,290)
        Preferred shareholders                          (2,659,230)      (5,864,574)      (1,002,473)      (2,183,049)
   From accumulated net realized gains from
     investment transactions:
        Common shareholders                               (680,173)        (460,749)            --               --
        Preferred shareholders                            (176,348)        (135,268)            --               --
                                                     -------------    -------------    -------------    -------------
      Decrease in net assets from distributions
        to shareholders                                (14,496,339)     (28,363,777)      (4,379,892)      (8,753,339)
                                                     -------------    -------------    -------------    -------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from shares issued in acquisition
      of NNM, as applicable (note 1)                          --               --               --               --
   Net proceeds from Common shares issued to
      shareholders due to reinvestment of
      distributions                                        915,800          716,291             --               --
                                                     -------------    -------------    -------------    -------------
   Net increase in net assets derived from
      capital share transactions                           915,800          716,291             --               --
                                                     -------------    -------------    -------------    -------------
        Net increase (decrease) in net assets           (4,639,993)         906,372       (2,007,144)       2,808,143
   Net assets at beginning of period                   528,933,663      528,027,291      182,175,849      179,367,706
                                                     -------------    -------------    -------------    -------------
   Net assets at end of period                       $ 524,293,670    $ 528,933,663    $ 180,168,705    $ 182,175,849
                                                     =============    =============    =============    =============

   Balance of undistributed net investment income
      at end of period                               $   1,449,085    $   1,292,616    $     610,182    $     552,935
                                                     =============    =============    =============    =============

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

At March 31, 1997, the New York Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc. (NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN) and Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF).

NNY is not authorized by its Articles of Incorporation to issue Preferred shares, therefore, in the Notes to Financial Statements "N/A" represents not-applicable.

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

On January 8, 1996, NNY acquired all of the net assets of Nuveen New York Municipal Income Fund, Inc. (NNM) pursuant to a plan of reorganization approved by the shareholders of NNM on November 16, 1995. The acquisition was accomplished by a tax-free exchange of 2,770,666 shares of NNY for the 2,521,957 shares of NNM outstanding on January 8, 1996. NNM's net assets at that date of $28,973,267 included $2,191,385 of net unrealized appreciation which were combined with that of NNY. The combined net assets on NNY immediately after the acquisition were $154,177,791.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved and supervised by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At March 31, 1997, NUN and NNF had purchase commitments of $4,795,800 and $2,482,544, respectively. There were no such purchase commitments in any of the other Funds.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue
Code applicable to regulated investment companies by distributing to shareholders all of their tax-exempt net investment income, in addition to any significant amounts of net realized gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per Common share for NNY and $.01 per Common share for NNP, NQN, NVN, NUN and NNF. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York State income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares

The following Funds have issued and outstanding $25,000 stated value
Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the Auction Agent. The number of shares outstanding, by Series and in total, for each Fund, at March 31, 1997, were as follows:

                                      NNP             NQN             NVN             NUN
   Number of shares:
      Series M                       1,600            --              --             2,200
      Series T                        --             2,400            --              --
      Series W                       2,000            --             2,400           2,200
      Series Th                       --              --             3,600           2,400
      Series F                         572           2,400            --              --
                                     -----           -----           -----           -----
   Total                             4,172           4,800           6,000           6,800
                                    ======          ======          ======           =====
                                      NNF
   Number of shares:
      Series M                      1,320
      Series T                      1,280
      Series W                        --
      Series Th                       --
      Series F                        --
                                    -----

   Total                            2,600
                                    =====

Insurance

NQN, NVN, NUN and NNF invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments

The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended March 31, 1997.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. FUND SHARES
Transactions in Common shares were as follows:
                                                                  NNY                             NNP
                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        3/31/97         9/30/96         3/31/97         9/30/96
   Shares issued in acquisition of NNM, as
      applicable (note 1)                                 --           2,770,666          --              --
   Shares issued to shareholders due to reinvestment
      of distributions                                  84,998           144,082        68,285          152,270
                                                        ------         ---------        ------          -------
   Net increase                                         84,998         2,914,748        68,285          152,270
                                                        ======         =========        ======          =======
                                                                  NQN                             NVN
                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        3/31/97         9/30/96         3/31/97         9/30/96
   Shares issued in acquisition of NNM, as
      applicable (note 1)                                 --               --               --               --
   Shares issued to shareholders due to reinvestment
      of distributions                                  72,395          176,362         147,246         219,492
                                                        ------          -------         -------         -------
   Net increase                                         72,395          176,362         147,246         219,492
                                                        ======          =======         =======         =======
                                                                  NUN                             NNF
                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        3/31/97         9/30/96         3/31/97         9/30/96
   Shares issued in acquisition of NNM, as
      applicable (note 1)                                  --              --              --               --
   Shares issued to shareholders due to reinvestment
      of distributions                                  58,769          46,461             --              --
                                                        ------          ------           -----           -----
   Net increase                                         58,769          46,461             --              --
                                                        ======          ======           =====           =====

3. SECURITIES TRANSACTIONS

Purchase and sales (including maturities) of investments in municipal securities and tem porary municipal investments during the six months ended
March 31, 1997, were as follows:
                                                                    NNY           NNP           NQN           NVN
   PURCHASES
   Investments in municipal securities                          $ 4,199,760   $ 8,476,100   $ 2,956,437   $12,304,125
   Temporary municipal investments                                1,800,000     4,800,000     6,400,000     9,250,000
   SALES AND MATURITIES
   Investments in municipal securities                            5,180,000     5,774,910     2,410,984     9,346,115
   Temporary municipal investments                                4,200,000     8,400,000     6,200,000    10,150,000
                                                                ===========   ===========   ===========   ===========
                                                                    NUN           NNF
   PURCHASES
   Investments in municipal securities                          $37,317,301   $13,772,993
   Temporary municipal investments                               24,500,000     4,600,000
   SALES AND MATURITIES
   Investments in municipal securities                           37,081,289    12,109,164
   Temporary municipal investments                               19,000,000     3,600,000
                                                                ===========   ===========

At March 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At September 30, 1996, the Funds' last fiscal year end, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

                      NNY*          NNP          NNF
Expiration year:
   1998              $   --     $  256,227   $     --
   1999                  --            680         --
   2000                  --           --         14,718
   2002                  --      2,337,662    1,613,938
   2003               892,506      356,638        3,373
   2004                  --        504,763    2,802,391
                     --------   ----------   ----------

Total                $892,506   $3,455,970   $4,434,420
                     ========   ==========   ==========

* NNM had net realized losses from investment transactions of $1,177,160, which were carried forward to NNY, as permitted under applicable tax regulations (note 1). The extent of such capital losses which can be utilized during the first fiscal year following such an acquisition is subject to limitations prescribed by these tax regulations. Any amounts not fully utilized will continue to be carried forward to future fiscal years until the applicable expiration date is reached.

4. DISTRIBUTIONS TO COMMON SHAREHOLDERS

On April 1, 1997, the Funds declared Common share
dividend distributions from their tax-exempt net investment income which were paid May 1, 1997, to shareholders of record on April 15, 1997, as follows:
                                                          NNY             NNP             NQN             NVN
   Dividend per share                                   $.0530          $.0925          $.0890          $.0825
                                                        ======          ======          ======          ======
                                                          NUN             NNF
   Dividend per share                                   $.0780          $.0685
                                                        ======          ======

5. UNREALIZED APPRECIATION (DEPRECIATION)

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 1997, were as follows:

                                      NNY             NNP             NQN             NVN
   Gross unrealized:
      appreciation               $  9,280,900    $ 23,649,724    $ 27,144,877    $ 36,032,210
      depreciation                   (282,137)       (532,787)       (147,444)       (105,417)
                                 ------------    ------------    ------------    ------------
   Net unrealized appreciation   $  8,998,763    $ 23,116,937    $ 26,997,433    $ 35,926,793
                                 ============    ============    ============    ============
                                      NUN             NNF
   Gross unrealized:
      appreciation               $ 27,185,239    $  4,414,692
      depreciation                   (571,806)     (1,477,701)
                                 ------------    ------------
   Net unrealized appreciation   $ 26,613,433    $  2,936,991
                                 ============    ============

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under NNY's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, of .35 of 1% of the average daily net asset value of the Fund, as well as 4.125% of the gross interest income of the Fund.

Under NNP's, NQN's, NVN's, NUN's and NNF's investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:

AVERAGE DAILY NET ASSET VALUE                            MANAGEMENT FEE
For the first $125 million                               .6500 of 1%
For the next $125 million                                .6375 of 1
For the next $250 million                                .6250 of 1
For the next $500 million                                .6125 of 1
For the next $1 billion                                  .6000 of 1
For net assets over $2 billion                           .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At March 31, 1997, net assets consisted of:
                                                                      NNY             NNP              NQN              NVN
   Preferred shares, $25,000 stated value per
      share, at liquidation value                               $         N/A    $ 104,300,000    $ 120,000,000    $ 150,000,000
   Common shares, $.01 par value per share                            149,276          146,018          173,255          227,139
   Paid-in surplus                                                142,248,773      211,950,590      242,465,875      316,637,824
   Balance of undistributed net investment income                      68,533          678,816        1,270,060          954,958
   Accumulated net realized gain (loss) from
      investment transactions                                        (221,219)      (3,146,201)          (2,157)        (131,072)
   Net unrealized appreciation of investments                       8,998,763       23,116,937       26,997,433       35,926,793
                                                                -------------    -------------    -------------    -------------
      Net assets                                                $ 151,244,126    $ 337,046,160    $ 390,904,466    $ 503,615,642
                                                                =============    =============    =============    =============
   Authorized shares:
      Common                                                      250,000,000      200,000,000      200,000,000      200,000,000
      Preferred                                                           N/A        1,000,000        1,000,000        1,000,000
                                                                =============    =============    =============    =============

                                                      NUN             NNF
Preferred shares, $25,000 stated value per
   share, at liquidation value                   $ 170,000,000    $  65,000,000
Common shares, $.01 par value per share                234,935           82,176
Paid-in surplus                                    326,011,982      116,660,930
Balance of undistributed net investment income       1,449,085          610,182
Accumulated net realized gain (loss) from
   investment transactions                             (15,765)      (5,121,574)
Net unrealized appreciation of investments          26,613,433        2,936,991
                                                 -------------    -------------
    Net assets                                   $ 524,293,670    $ 180,168,705
                                                 =============    =============

Authorized shares:
   Common                                          200,000,000      200,000,000
   Preferred                                         1,000,000        1,000,000
                                                 =============    =============

8. INVESTMENT COMPOSITION
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At March 31, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                          NNY             NNP             NQN             NVN
   Revenue Bonds:
      Housing Facilities                                   13%             23%            15%             14%
      Educational Facilities                                3               5              4              13
      Transportation                                        2               1              9               6
      Pollution Control Facilities                         10               6             11              10
      Lease Rental Facilities                              10               3              2               7
      Health Care Facilities                                2               1              7               3
      Water / Sewer Facilities                             --               4              2               1
      Electric Utilities                                   --              --             --              --
      Other                                                 1               2              1               7
   General Obligation Bonds                                11               7              7              13
   Escrowed Bonds                                          48              48             42              26
                                                         -----           -----           -----           -----
                                                          100%            100%           100%            100%
                                                         =====           =====           =====           =====
                                                          NUN             NNF
   Revenue Bonds:
      Housing Facilities                                   11%             23%
      Educational Facilities                               10              17
      Transportation                                       13               6
      Pollution Control Facilities                         10              12
      Lease Rental Facilities                               7               5
      Health Care Facilities                                3               1
      Water / Sewer Facilities                              4               4
      Electric Utilities                                    2               2
      Other                                                10               5
   General Obligation Bonds                                 8              13
   Escrowed Bonds                                          22              12
                                                         -----           -----
                                                          100%            100%
                                                         =====           =====

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (50% for NNY, 57% for NNP, 100% for NQN, 100% for NVN, 100% for NUN and 100% for NNF). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS

(Unaudited)
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD
IS AS FOLLOWS:
                                                                             Dividends from tax-exempt
                                                Operating performance        net investment income
                                                                Net
                                                                realized &
                              Net asset        Net             unrealized
                              value            invest-         gain (loss)   To                  To
                              beginning        ment            from invest-  Common              Preferred
                              of period        income          ments         shareholders        shareholders+
NNY
Six mos. ended
              3/31/97         $10.230          $ .318          $ (.092)      $ (.318)            $N/A
Year ended 9/30,
              1996             10.440            .639            (.146)        (.663)             N/A
              1995             10.390            .659             .064         (.672)             N/A
              1994             10.990            .659            (.575)        (.669)             N/A
              1993             10.740            .664             .393         (.670)             N/A
Two mos. ended
              9/30/92          10.870            .112            (.129)        (.113)             N/A
Year ended 7/31,
              1992             10.270            .676             .727         (.676)             N/A
              1991             10.200            .679             .115         (.676)             N/A
              1990             10.370            .677            (.127)        (.676)             N/A
              1989              9.950            .675             .659         (.679)             N/A
10/7/87 to
              7/31/88           9.350            .514             .541         (.455)             N/A
NNP
Six mos. ended
              3/31/97          16.170            .678            (.235)        (.555)             (.118)
Year ended 9/30,
              1996             16.410           1.356            (.220)       (1.125)             (.251)
              1995             15.910           1.365             .527        (1.118)             (.274)
              1994             17.240           1.360           (1.288)       (1.128)             (.274)
              1993             15.730           1.378            1.539        (1.172)             (.235)
11 mos. ended
              9/30/92          14.930           1.282             .735         (.996)             (.221)
Year ended
              10/31/91         13.440           1.394            1.484        (1.053)             (.335)
11/15/89 to
              10/31/90         14.050           1.138            (.458)        (.788)             (.263)
                                 Distributions from capital gains
                                                                                               Per
                                                               Organization                    Common
                                                               and offering                    share
                                                               costs and                       market
                                 To              To            Preferred share  Net asset      value
                                 Common          Preferred     underwriting     value end      end of
                                 shareholders    shareholders+ discounts        of period      period
NNY
Six mos. ended
              3/31/97            $(.008)         $N/A         $ --              $10.130        $10.250
Year ended 9/30,
              1996                (.040)          N/A           --               10.230         10.500
              1995                (.001)          N/A           --               10.440         10.375
              1994                (.015)          N/A           --               10.390         10.500
              1993                (.137)          N/A           --               10.990         11.250
Two mos. ended
              9/30/92              --             N/A           --               10.740         11.250
Year ended 7/31,
              1992                (.127)          N/A           --               10.870         11.625
              1991                (.048)          N/A           --               10.270         10.625
              1990                (.044)          N/A           --               10.200         10.500
              1989                (.235)          N/A           --               10.370         10.500
10/7/87 to
              7/31/88              --             N/A           --                9.950         10.000
NNP
Six mos. ended
              3/31/97              --             --            --               15.940         17.125
Year ended 9/30,
              1996                 --             --            --               16.170         17.250
              1995                 --             --            --               16.410         16.625
              1994                 --             --            --               15.910         15.875
              1993                 --             --            --               17.240         17.875
11 mos. ended
              9/30/92              --             --            --               15.730         15.750
Year ended
              10/31/91             --             --            --               14.930         15.500
11/15/89 to
              10/31/90             --             --          (.239)             13.440         14.375
                                                                             Ratios/Supplemental data
                               Total
                               invest-                                                         Ratio of
                               ment                                                            net
                               return           Total           Net assets   Ratio of          investment
                               on               return on       end of       expenses          income              Portfolio
                               market           net asset       period (in   to average        to average          turnover
                               value**          value**         thousands)   net assets++      net assets++        rate
NNY
Six mos. ended
              3/31/97           .73%             2.22%           $151,244     .79%*             6.24%*              3%
Year ended 9/30,
              1996             8.07              4.85             151,848     .83               6.16                7
              1995             5.33              7.24             124,484     .80               6.38               12
              1994             (.77)              .78             122,311     .84               6.16                4
              1993             7.27             10.28             127,976     .85               6.16                5
Two mos. ended
              9/30/92         (2.29)             (.16)            123,313     .84*              6.20*              --
Year ended 7/31,
              1992            17.77             14.28              124,620     .90              6.46                9
              1991             8.58              8.21              116,236     .96              6.77               14
              1990             7.08              5.61              114,368     .98              6.70               16
              1989            14.92             14.22              115,379    1.03              6.75               24
10/7/87 to
              7/31/88          4.67             11.40              109,750     .99*             6.54*              47
NNP
Six mos. ended
              3/31/97          2.53              2.01              337,046     .81*             5.83*               2
Year ended 9/30,
              1996            10.76              5.53              339,360     .82              5.76                2
              1995            12.43             10.62              340,246     .86              5.86               15
              1994            (5.07)            (1.22)             163,591     .87              5.76                2
              1993            21.53             17.78              172,136     .84              5.89                3
11 mos. ended
              9/30/92          8.14             12.48              160,052     .81*             6.25*               1
Year ended
              10/31/91        15.67             19.71              153,310     .84              6.53               46
11/15/89 to
              10/31/90         1.05              1.31              142,169     .83*             6.54*              69


See notes on page 86.

FINANCIAL HIGHLIGHTS
(Unaudited)
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
                                                                            Dividends from tax-exempt
                                                Operating performance          net investment income
                                                                Net
                                                                realized &
                               Net asset        Net             unrealized
                               value            invest-         gain (loss)  To                To
                               beginning        ment            from invest- Common            Preferred
                               of period        income          ments        shareholders      shareholders+
NQN
Six mos. ended
              3/31/97          $15.890          $ .647          $ (.225)     $ (.533)          $(.110)
Year ended 9/30,
              1996              16.160           1.298           (2.530)      (1.050)           (.236)
              1995              15.710           1.302             .475       (1.050)           (.277)
              1994              17.290           1.299           (1.556)      (1.080)           (.243)
              1993              15.830           1.305            1.494       (1.103)           (.236)
11 mos. ended
              9/30/92           14.980           1.220             .832        (.967)           (.210)
11/20/90 to
              10/31/91          14.050           1.071            1.019        (.773)           (.200)
NVN
Six mos. ended
              3/31/97           15.780            .608            (.200)       (.495)           (.107)
Year ended 9/30,
              1996              15.900           1.219            (.077)      (1.005)           (.226)
              1995              15.240           1.228             .691       (1.008)           (.251)
              1994              17.030           1.223           (1.756)      (1.062)           (.183)
              1993              15.270           1.225            1.800       (1.077)           (.162)
11 mos. ended
              9/30/92           14.390           1.124             .845        (.882)           (.207)
5/22/91 to
              10/31/91          14.050            .347             .426        (.239)           (.030)
                               Distributions from capital gains
                                                                                                    Per
                                                                                Organization        Common
                                                                                and offering        share
                                                                                costs and           market
                                To              To            Preferred share   Net asset           value
                                Common          Preferred     underwriting      value end           end of
                                shareholders    shareholders+ discounts         of period           period
NQN
Six mos. ended
              3/31/97           $(.024)         $(.005)      $ --              $15.640             $16.625
Year ended 9/30,
              1996               (.023)          (.006)        --               15.890              16.875
              1995                --               --          --               16.160              16.500
              1994                --               --          --               15.710              15.250
              1993                --               --          --               17.290              17.375
11 mos. ended
              9/30/92            (.019)          (.006)        --               15.830              16.750
11/20/90 to
              10/31/91            --               --         (.187)            14.980              15.500
NVN
Six mos. ended
              3/31/97            (.013)          (.003)        --               15.570              15.875
Year ended 9/30,
              1996               (.025)          (.006)        --               15.780              16.000
              1995                --               --          --               15.900              15.750
              1994               (.011)          (.001)        --               15.240              14.625
              1993               (.021)          (.005)        --               17.030              16.375
11 mos. ended
              9/30/92             --               --          --               15.270              15.250
5/22/91 to
              10/31/91            --               --         (.164)            14.390              15.125

                                                                             Ratios/Supplemental data
                               Total
                               invest-                                                         Ratio of
                               ment                                                            net
                               return           Total            Net assets   Ratio of          investment
                               on               return on        end of       expenses          income              Portfolio
                               market           net asset        period (in   to average        to average          turnover
                               value**          value**          thousands)   net assets++      net assets++        rate
NQN
Six mos. ended
              3/31/97           1.80%            1.93%           $390,904     .82%*             5.69%*              1%
Year ended 9/30,
              1996              9.01             5.09             394,189     .82               5.63                4
              1995             15.87             9.98             396,012     .84               5.73                4
              1994             (6.26)           (2.97)            387,955     .83               5.53                2
              1993             10.71            16.82             412,960     .83               5.54                1
11 mos. ended
              9/30/92          14.83            12.67             385,114     .79*              5.89*               5
11/20/90 to
              10/31/91          8.61            12.47             368,269     .80*              6.03*               9
NVN
Six mos. ended
              3/31/97           2.42             1.88             503,616     .81*              5.44*               2
Year ended 9/30,
              1996              8.26             5.86             503,616     .80               5.40                4
              1995             15.34            11.41             505,340     .82               5.56                5
              1994             (4.30)           (4.32)            490,530     .83               5.38                2
              1993             15.12            19.47             530,466     .85               5.43                1
11 mos. ended
              9/30/92           6.86            12.60             489,917     .83*              5.68*              15
5/22/91 to
              10/31/91          2.42             4.14             467,181     .79*              5.22*               2


See notes on page 86.

FINANCIAL HIGHLIGHTS
(Unaudited)
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
                                                                              Dividends from tax-exempt
                                                Operating performance         net investment income

                                                                Net
                                                                realized &
                              Net asset        Net             unrealized
                              value            invest-         gain (loss)   To               To
                              beginning        ment            from invest-  Common           Preferred
                              of period        income          ments         shareholders     shareholders+
NUN
Six mos. ended
              3/31/97         $15.320          $ .588          $ (.210)      $(.468)          $(.113)
Year ended 9/30,
              1996             15.310           1.188             .035        (.936)           (.251)
              1995             14.510           1.191             .836        (.936)           (.272)
              1994             16.500           1.181           (1.958)       (.952)           (.242)
              1993             14.580           1.166            1.893        (.926)           (.213)
11/20/91 to
              9/30/92          14.050            .731             .646        (.590)           (.082)
NNF
Six mos. ended
              3/31/97          14.260            .540            (.257)       (.411)           (.122)
Year ended 9/30,
              1996             13.920           1.079             .329        (.802)           (.266)
              1995             12.740           1.083            1.201        (.811)           (.293)
              1994             15.340           1.052           (2.621)       (.837)           (.194)
12/17/92 to
              9/30/93          14.050            .601            1.497        (.466)           (.079)

                                 Distributions from capital gains
                                                                                                   Per
                                                              Organization                         Common
                                                              and offering                         share
                                                              costs and                            market
                                To             To             Preferred share   Net asset          value
                                Common         Preferred      underwriting      value end          end of
                                shareholders   shareholders+  discounts         of period          period
NUN
Six mos. ended
              3/31/97           $(.029)         $(.008)      $ --              $15.080             $15.250
Year ended 9/30,
              1996               (.020)          (.006)        --               15.320              15.250
              1995               (.015)          (.004)        --               15.310              14.625
              1994               (.015)          (.004)        --               14.510              14.000
              1993                --               --          --               16.500              15.500
11/20/91 to
              9/30/92             --               --         (.175)            14.580              14.625
NNF
Six mos. ended
              3/31/97             --               --          --               14.010              13.500
Year ended 9/30,
              1996                --               --          --               14.260              13.750
              1995                --               --          --               13.920              13.125
              1994                --               --          --               12.740              11.500
12/17/92 to
              9/30/93             --               --         (.263)            15.340              14.750

                                                                             Ratios/Supplemental data
                               Total
                               invest-                                                         Ratio of
                               ment                                                            net
                               return           Total           Net assets   Ratio of          investment
                               on               return on       end of       expenses          income              Portfolio
                               market           net asset       period (in   to average        to average          turnover
                               value**          value**         thousands)   net assets++      net assets++        rate
NUN
Six mos. ended
              3/31/97           3.27%            1.65%          $524,294     .79%*             5.21%*              7%
Year ended 9/30,
              1996             10.96             6.45            528,934     .79               5.25                9
              1995             11.96            12.58            528,027     .81               5.42                4
              1994             (3.58)           (6.37)           509,344     .82               5.20                5
              1993             12.76            20.20            555,918     .83               5.15                4
11/20/91 to
              9/30/92           1.52             8.11            510,658     .79*              5.00*              17
NNF
Six mos. ended
              3/31/97           1.13             1.08            180,169     .85*              4.85*               7
Year ended 9/30,
              1996             11.15             8.35            182,176     .85               4.85               21
              1995             22.11            16.30            179,368     .95               5.05               32
              1994            (16.98)          (11.85)            86,720     .96               4.80                5
12/17/92 to
              9/30/93           1.53            12.70             97,664     .99*              4.14*               3

N/A - Fund is not authorized to issue Preferred Shares.
* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
+ The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders, if applicable.

Serving investors for generations
Photographic image of John Nuveen Sr., founder of Nuveen.

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

     A value investing approach--purchasing securities of strong companies and communities that represent good long-term value--is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized municipal research departments in the industry.

     To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products--including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
FSA-1-3.97